UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8748
                                                     ---------------------
                             Wanger Advisors Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



              227 West Monroe, Suite 3000, Chicago, Illinois 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3698
                                                           -------------------

                  Date of fiscal year end:  12/31/2003
                                           ------------------

                  Date of reporting period: 12/31/2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                              2003 Annual Report

   Wanger U.S. Smaller Companies
   Wanger International Small Cap
   Wanger Twenty
   Wanger Foreign Forty


Logo: Squirrel
WANGER ADVISOR FUNDS
------------------------------------------------------
     managed by Columbia Wanger Asset Management, L.P.

Logo: Squirrel
WANGER ADVISORS FUNDS
2003 ANNUAL REPORT

    CONTENTS

 2  Don't Bet The Farm
 4  Performance Review
    Wanger U.S. Smaller
    Companies
 6  Performance Review
    Wanger International
    Small Cap
 8  Performance Review
    Wanger Twenty
10  Performance Review
    Wanger Foreign Forty
12  Statement of Investments
    Wanger U.S. Smaller
    Companies
18  Statement of Investments
    Wanger International
    Small Cap
23  Portfolio Diversification
    Wanger International
    Small Cap
24  Statement of Investments
    Wanger Twenty
26  Statement of Investments
    Wanger Foreign Forty
28  Portfolio Diversification
    Wanger Foreign Forty
30  Statements of Assets
    and Liabilities
31  Statements of Operations
32  Statements of Changes in
    Net Assets
34  Financial Highlights
    Wanger U.S. Smaller
    Companies
35  Financial Highlights
    Wanger International
    Small Cap
36  Financial Highlights
    Wanger Twenty
37  Financial Highlights
    Wanger Foreign Forty
38  Notes to Financial Statements
42  Report of Independent Auditors
43  Federal Income Tax Information
44  Trustees and Management of Wanger
    Advisors Funds

COLUMBIA WANGER ASSET MANAGEMENT, L.P. ("COLUMBIA WAM") IS ONE OF THE LEADING GLOBAL SMALL-CAP EQUITY MANAGERS IN THE U.S. WITH MORE THAN 30 YEARS OF SMALL-CAP INVESTMENT EXPERIENCE. COLUMBIA WAM MANAGES MORE THAN $17.4 BILLION IN EQUITIES AND IS THE INVESTMENT ADVISER TO WANGER U.S. SMALLER COMPANIES, WANGER INTERNATIONAL SMALL CAP, WANGER TWENTY, WANGER FOREIGN FORTY AND THE COLUMBIA ACORN FAMILY OF FUNDS.

FOR MORE COMPLETE INFORMATION ABOUT OUR FUNDS, INCLUDING THE COLUMBIA ACORN FUNDS, OUR FEES, RISKS ASSOCIATED WITH INVESTING, OR EXPENSES, CALL 1-800-4-WANGER FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. THIS REPORT IS NOT AN OFFER OF THE SHARES OF THE COLUMBIA ACORN FUND FAMILY.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
Logo: Squirrel
DON'T BET THE FARM

How do you run a mutual fund to get good results? Are the investing rules the same for managing small-cap/mid-cap funds and large-cap funds? Here are some of my personal opinions on these questions.

We believe some basic principles apply to any stock portfolio. (1) Diversification reduces risk, so own mid-cap stocks and a small-cap fund. (2) International stocks add additional beneficial diversification. (3) The market often over-values growth stocks, so pay close attention to valuation. (4) Big winners take years to develop, so think long term.

So what are the differences in managing small-, mid- and large-cap funds? Many large-company portfolios are run according to the rules expressed in Charles Ellis's book, Winning the Loser's Game.1 He tells us to play it safe. Start with a portfolio that mirrors the market and try to avoid big losers (fraud such as Enron and WorldCom, overpriced growth such as Cisco at $80 2). One could say he starts with the S&P 500 and reduces it to the Ellis 495 by getting rid of some potential big losers.

The Winning the Loser's Game strategy may work for a big-company portfolio, but it is not the way we like to run a small-cap fund. Small-cap is a winner's game. You want to be a Barry Bonds or a Sammy Sosa and hit 50 home runs. If you get the homers, you are a hero; you can strike out a lot of times but no one will care very much. As an example, International Game Technology (IGT) has been a great long-term winner for the funds. In the 2003 season, IGT hit a grand slam - an additional unrealized gain of $175 million!3 Even if you strike out more often than you would like, one big winner more than offsets a half-dozen $10 million losers. The funds had fine results in 2003 due to the success we had in many stocks. Writing about success, however, is less colorful than writing about failure; there are more plays about Nero than about Marcus Aurelius.

When it comes to investing, there are only a few ways to fail. You can buy a company that runs into unexpected problems. Sometimes you buy into a speculative company you know is high risk and the company just doesn't make it. The unfortunate speculators who bought Cisco at $80 lost mere hundreds of billions of dollars compared to the more unfortunate speculators gulled by the Enron and WorldCom frauds. Of course bubbles and speculation have a long history. The first overpricing bubble on record was the tulip-mania boom in Holland in 1636. Tulips were a new "high-tech" flower in Europe but the price of strangely colored varieties went way too high, creating a nasty collapse. Tulip-bulb farming today is still important to the Dutch but it is no longer high tech.

Farmers can fool you. About 25 years ago there was an Oregon company called Melridge run by a Dutch farmer. He grew lily bulbs. I planted some bulbs in my mother's garden and got beautiful lilies. But could history repeat itself? Could there be a problem with Melridge similar to the problem in the Netherlands more than 350 years before? Yes. The accounts were falsified and Melridge was plowed under.

A few years before that, I had put some personal money into Maine Sugar. The promoter was a potato processor in Aroostook County, Maine. He believed that the climate and soil there was favorable for growing sugar beets. He floated stock to build a sugar refinery and invited a planeload of New York analysts to come see the sugar beet fields under cultivation. The analysts got on a bus and were driven to a field where the CEO dug up a giant sugar beet. The analysts had never seen such a large sugar beet (most of them had never seen a farm, for that matter). They got back on the bus, and after another ten minutes arrived at another field. The CEO dug up a sugar beet bigger than the first one. The bus continued to another farm field where again an impressive beet was unearthed. When the analysts arrived back in New York, they wrote buy reports based on the great number of farms growing sugar beets. Maine Sugar dissolved a few months later, and the city-boy analysts realized that they had been shown the same field three times in a row. (None of our funds owned either Melridge or Maine Sugar).

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------

The latest foolish farm fraud is Parmalat, an Italian company in the milk business. (Parma latte, get it?) The funds advised by Columbia Wanger Asset Management lost a few million dollars in Parmalat. Big banks that did business with Parmalat could lose hundreds of millions of dollars in bad loans. One of the centerpieces of the fraud was a made-up bank deposit of 3.95 billion euros (about $5 billion). The Parmalat officials allegedly handed the auditors a hastily forged document purporting to be the bank's acknowledgement of the deposit. The auditors appear to have accepted the false affidavit without making their own inquiry ("Hey, we are facing a deadline and it's only five billion.") and allowed the company to continue its fraud for a few more months, roping us in.

How could we have avoided getting caught? Talking to company management more often probably would not have helped at all; after all, the bank lenders, the bond rating agencies, and auditor were fooled, and they had much freer access to the company's internal records then any outside financial analyst could ever get. One answer would have been to talk to Parmalat's suppliers, in this case the dairy farmers. After the collapse, someone did ("Parma Farmers Had One Rule:
Don't Deal With Parmalat," Bloomberg NEWS, January 19, 2004). Achille Coelli, director of the Union of Parma Farmers said, "Farmers here won't work with Parmalat. Tanzi [the CEO] never had a good reputation. The company was a slow payer, so only one percent of the milk produced in Parma province was sold to Parmalat." Obvious red flag? Sure. Did any analyst do this check before the collapse? Don't think so.

What conclusions do we want to draw from this crying over spilt milk, besides the vaguely comforting notion that not all fraud occurs in the USA? First, a smart crook can fool some of the people all of the time. Second, really star-quality analytic work could help discover frauds sooner, but much of the time that doesn't happen. Third, complete skepticism would have you avoid fraud, but you would avoid the good investments too. An investor must balance skepticism and credulity just as one balances risk/return or growth/value. Fourth, diversification dilutes the negative effect of one bad stock. Since fraud tends to hit you one at a time, it's a strike out, but it doesn't cost you the season. The benefits you get from big winners far outweigh a few losers.

COLUMBIA WAM NEWS

John Park has been named director of domestic research for Columbia Wanger Asset Management, L.P. John joined the firm in 1993. He has managed Wanger Twenty since its 1999 inception. On the retail side, he has been lead portfolio manager of Columbia Acorn Select since its 1998 start date and he was also named as a co-portfolio manager of Columbia Acorn Fund in 2003.

We'd like to welcome two new analysts to the team. John Emerson joined us mid-year to cover domestic media stocks and Kenneth Wooden joined our international team in early December to cover Japanese equities.

Photo of: RALPH WANGER


RALPH WANGER

Founder, Advisor and Trustee
Columbia Wanger Asset Management, L.P.

--------------------------------------------------------------------------------

1 Ellis, Charles D., Winning the Loser's Game: Timeless Strategies for Successful Investing, McGraw-Hill Trade, 4th Edition, March 14, 2002.

2 No fund advised by Columbia Wanger Asset Management, L.P., owns or has owned Enron, WorldCom or Cisco.

3 The dollar gain for the one-year period ended December 31, 2003 reflects the total gain in the stock across all funds/accounts advised by Columbia Wanger Asset Management, L.P., that held IGT.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
Logo: Squirrel
PERFORMANCE REVIEW     WANGER U.S. SMALLER COMPANIES

Small caps dominated large caps in 2003. The S&P 500, up 28.68%, had a good year but did not come close to reaching small-cap returns. The more speculative small-cap stocks drove the rally. We selectively put money into down-and-out growth stocks over the year, driving Wanger U.S. Smaller Companies up 43.22% for the year, just below the Russell 2000's 47.25% gain.

Technology stocks led the rally in 2003. In Wanger U.S. Smaller Companies, Novell and Micros Systems were among the top moneymakers for the year. Novell, up 215%, is a leading provider of network printer, directory, and file services. Security Identity Management and Linux are two fast-growing markets in which Novell is building a name for itself. Micros had a 93% annual gain. After years of waiting, hotels are finally starting to upgrade their computer systems. Micros is benefiting from this initiative with revenue growth in its hotel and restaurant integration software up nearly 20%. In the financial sector, AmeriCredit posted top gains, up 104% for the year. Credit loss reports showed that for the first time in 27 months AmeriCredit had a year-over-year drop in losses in November. Aspect Communications was another big percentage winner, up 452% for the year. Aspect's next generation products have started to take off and financing and management problems that plagued the company in the past have been worked out, benefiting stockholders.

The notable poor performer was First Health Group, down 20% in the year. First Health's competition aggressively lowered prices, putting pressure on the company. Home health care service provider Lincare also fell as the government moved to cut oxygen reimbursement rates, a major source of revenue for Lincare. Disappointing sales marked down the stock price for retailer Gadzooks.

What a difference a year makes. Last year, all areas of the market - small, mid, large - ended the year down in double digits. This year, small-cap gains neared 50%, mid caps cleared 35% and large caps came in at about 30%. So, what's next? Small caps did so well in 2003 that there is some concern that they are getting overpriced. We still believe that small caps are in for a very long period of outperformance. As for valuations, we have a list of stocks that are attractive to buy at current levels. Today that list is smaller than it was six months ago but we believe there continue to be small-cap stocks to buy at good prices.



Small-cap stocks are often more volatile and less liquid than the stocks of larger companies. Small companies may have a shorter history of operations than larger companies and may have a less diversified product line, making them more susceptible to market pressure.

As of 12/31/03, the Fund's positions in the holdings mentioned were: Novell, 1.7%; Micros Systems, 2.3%; AmeriCredit, 2.2%; Aspect Communications, 1.6%; First Health Group, 2.2%; Lincare, 3.2%; Gadzooks, 0.1%.

Photo of:
ROBERT A. MOHN


ROBERT A. MOHN
Portfolio Manager

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------

VALUE OF A $10,000 INVESTMENT IN        TOTAL RETURN FOR EACH PERIOD,
WANGER U.S. SMALLER COMPANIES           MAY 3, 1995 THROUGH DECEMBER 31, 2003


        AVERAGE ANNUAL RETURN
------------------------------------
  1 year    5 years   Life of fund
  43.22%     8.80%       16.10%


LINE CHART:
                           WANGER U.S.
                           SMALLER
                           COMPANIES                 RUSSELL 2000
5/3/95                     10000                     10000
5/31/95                    9870                      10179.4
6/30/95                    10770                     10707.5
                           11560                     11324.3
                           11940                     11558.6
                           12060                     11765
                           11380                     11238.8
                           11640                     11711
12/31/95                   11600                     12019.9
                           11950                     12007.1
                           12580                     12381.3
                           13296.8                   12633.3
                           14689.6                   13308.8
                           15471.1                   13833.3
6/30/96                    15350.9                   13265.3
                           14529.2                   12106.6
                           15090.4                   12809.4
                           15791.8                   13310.1
                           15902                     13105
                           16423.1                   13645
12/31/96                   17004.2                   14002.6
                           17475.2                   14282.4
                           16994.2                   13936.1
                           16365.5                   13278.5
                           16355.3                   13315.5
                           17985.7                   14796.9
6/30/97                    19093.1                   15431
                           20200.6                   16149.1
                           20703                     16518.6
                           22394.9                   17727.7
                           21995                     16948.9
                           21892.5                   16839.2
12/31/97                   22005.3                   17134
                           21554.1                   16863.6
                           23379.3                   18110.6
                           24865.1                   18857.5
                           25803.2                   18961.8
                           24886.7                   17940.6
6/30/98                    25361.1                   17978.3
                           23959.3                   16522.9
                           20357.9                   13314.5
                           20875.5                   14356.5
                           21597.9                   14942
                           22600.7                   15724.8
12/31/98                   23916.2                   16697.8
                           23452.6                   16919.8
                           22223.3                   15549.3
                           22387.9                   15792.1
                           24320.6                   17207.2
                           25004.8                   17458.6
6/30/99                    26374.5                   18248
                           27216                     17747.3
                           25677.3                   17090.5
                           25388.8                   17094.2
                           26939.5                   17163.5
                           28201.8                   18188.3
12/31/99                   29908.8                   20247.2
                           28911                     19922
                           30029                     23211.9
                           29076.9                   21681.5
                           26163.7                   20376.8
                           24858.3                   19189.2
6/30/00                    25545.4                   20862
                           25174.3                   20190.8
                           26672.2                   21731.4
                           26740.9                   21092.7
                           26768.4                   20151.1
                           25146.9                   18082.6
12/31/00                   27469.2                   19635.5
                           27936.4                   20657.8
                           27469.2                   19302.4
                           26306.2                   18358.2
                           29276.5                   19794.3
                           30472.8                   20280.9
6/30/01                    31669.2                   20981.2
                           31710.5                   19845.5
                           30307.8                   19204.5
                           26567.5                   16619.3
                           27213.8                   17591.9
                           28987.7                   18953.8
12/31/01                   30596.6                   20123.7
                           30527.8                   19914.4
                           29634                     19368.6
                           32219.2                   20925.3
                           32246.8                   21116
                           30651.6                   20178.8
6/30/02                    28753.9                   19177.6
                           25027.3                   16281.2
                           24958.6                   16239.7
                           23225.9                   15073.5
                           24546                     15556.8
                           26498.7                   16945.1
12/31/02                   25453.6                   16001.6
                           24958.6                   15558.8
                           24601                     15088.6
                           24669.8                   15282.9
                           26815                     16732
                           29125.2                   18527.6
6/30/03                    29716.5                   18862.9
                           31462.9                   20043.1
                           33168.1                   20962.1
                           32549.3                   20575.2
                           35643.3                   22303
                           36193.4                   23094.5
12/31/03                   36454.6                   23563


This graph compares the results of $10,000 invested in Wanger U.S. Smaller Companies on May 3,1995 (the date the Fund began operations) through December 31, 2003 with the Russell 2000. Dividends and capital gains are reinvested. The performance data quoted is past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. DUE TO ONGOING MARKET VOLATILITY, PERFORMANCE IS SUBJECT TO SUBSTANTIAL SHORT-TERM FLUCTUATIONS. Wanger U.S. Smaller Companies is a diversified fund that invests primarily in the stocks of small- and medium-size U.S. companies. Smaller company stocks are often more volatile or less liquid than the stocks of larger companies.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.


--------------------------------------------------------------------------------
RESULTS TO DECEMBER 31, 2003

                                 4th quarter    1 year
WANGER U.S. SMALLER COMPANIES         12.00%    43.22%
Russell 2000                          14.52     47.25
S&P MidCap 400                        13.19     35.62
S&P 500                               12.18     28.68

NAV AS OF 12/31/03: $26.51

The Russell 2000 is formed by taking the 3,000 largest U.S. companies and then eliminating the largest 1,000, leaving a mainly small company index. The S&P MidCap 400 is a market value-weighted index of 400 U.S. stocks that are in the next tier down from the S&P 500. The S&P 500 is a broad market-weighted average of blue-chip U.S. companies. All indexes are unmanaged and include reinvested dividends. It is not possible to invest directly in an index.

Performance numbers reflect all Fund expenses but do not include any insurance charge imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Portfolio holdings will vary in the future.


--------------------------------------------------------------------------------
TOP 5 INDUSTRIES
As a % of net assets, as of 12/31/03
Information                                  36.5%
Consumer Goods/Services                      16.9
Health Care                                  13.1
Finance                                      10.5
Energy/Minerals                               7.4


--------------------------------------------------------------------------------
TOP 10 HOLDINGS

As a % of net assets, as of 12/31/03

1. ITT Educational
Services                5.3%
Post Secondary Degree Programs

2. Kronos               3.2%
Labor Management Solutions

3. Lincare Holdings     3.2%
Home Health Care Services

4. Western Wireless     2.4%
Rural Cellular Phone Services

5. Micros Systems       2.3%
Information Systems for
Restaurants & Hotels

6. First Health Group   2.2%
PPO Network

7. AmeriCredit          2.2%
Auto Lending

8. JDA Software Group   2.1%
Applications/Software &
Services for Retailers

9. Commonwealth
Telephone               1.7%
Rural Phone Franchises & CLEC

10. Novell              1.7%
Directory, Identity Management &
Authorization Software

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
Logo: Squirrel
PERFORMANCE REVIEW    WANGER INTERNATIONAL SMALL CAP

Wanger International Small Cap finished 2003 on a strong note. The Fund's annual return of 48.86% fell short of the Citigroup EMI Global ex-US return of 55.02% but beat the MSCI EAFE return of 38.59%. Stocks outside the Fund's core strategy, mainly basic material stocks, soared during the year, dampening the Fund's return. Even though we didn't beat the Citigroup EMI Global ex-US Index, the absolute return for the year is the second best in Wanger International Small Cap's history.

Wanger International Small Cap's best stocks for the year came from a variety of industries. ASE Test, a semiconductor packaging and testing company in Taiwan, rose 272% on a recovery in demand for semiconductors. Global Bio-Chem Technology Group, a maker of corn starch and corn gluten headquartered in Hong Kong, was up 133%. United Services Group, a temporary staffing service in the Netherlands, was up 114%, and Anglo Irish Bank, a niche middle-market bank in Ireland, was up nearly 125% for the year in Wanger International Small Cap.

The Fund's three worst performers were all sold out of the portfolio before year-end. Hagemeyer, an industrial supply company in the Netherlands, was down 37% when we exited the position. Ireland's Waterford Wedgewood, a maker of fine crystal, tableware and cookware, fell 51% in the year. Lindex, a maker of ladies' and children's wear in Sweden, was down 23% on weak sales.

Investments in foreign securities have special risks, including political or economic instability, higher costs, different regulations, accounting standards, trading practices and levels of information, and currency exchange rate fluctuations. Small-cap stocks are often more volatile and less liquid than the stocks of larger companies. Small companies may have a shorter history of operations than larger companies and may have a less diversified product line, making them more susceptible to market pressure.

As of 12/31/03, the Fund's positions in the holdings mentioned were: ASE Test, 1.2%; Global Bio-Chem Technology Group, 1.2%; United Services Group, 1.2%; Anglo Irish Bank, 1.9%; Hagemeyer, 0.0%; Waterford Wedgewood, 0.0%; Lindex, 0.0%.

Photo of: TODD M. NARTER
Photo of: CHRISTOPHER J. OLSON


TODD M. NARTER
Co-Portfolio Manager

CHRISTOPHER J. OLSON
Co-Portfolio Manager


                                       6

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                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------


VALUE OF A $10,000 INVESTMENT IN        TOTAL RETURN FOR EACH PERIOD,
WANGER INTERNATIONAL SMALL CAP          MAY 3, 1995 THROUGH DECEMBER 31, 2003


       AVERAGE ANNUAL RETURN
------------------------------------
  1 year    5 years   Life of fund
  48.86%    10.53%       15.00%

LINE CHART:
                           WANGER                    CITIGROUP EMI
                           INTERNATIONAL             GLOBAL
                           SMALL CAP                 EX-US
5/3/95                     10000                     10000
5/31/95                    10790                     10000
6/30/95                    10970                     9889.52
                           11910                     10443.6
                           12290                     10196.5
                           12910                     10265.1
                           12700                     9958.24
                           12660                     10044
12/31/95                   13450                     10421.5
                           14260                     10667.4
                           15170                     10792
                           15499.1                   11019.5
                           16251                     11587.8
                           16782.4                   11497
6/30/96                    17183.4                   11491.6
                           16722.2                   11045.5
                           17023                     11155.1
                           17023                     11217.3
                           17183.4                   11145.9
                           17704.7                   11338.3
12/31/96                   17754.8                   11051.5
                           18246.1                   10892.4
                           18687.2                   11111.1
                           18357.5                   10973
                           18203.6                   10824
                           18983.4                   11462.3
6/30/97                    19568.3                   11753.3
                           19558                     11639.9
                           18460.1                   11130.5
                           19363.1                   11308.5
                           18388.3                   10760.2
                           17967.5                   10261.7
12/31/97                   17495.5                   10048.2
                           18142                     10363.6
                           19588.8                   11147.3
                           21306.5                   11686.3
                           21866.7                   11780.8
                           21887.4                   11880.9
6/30/98                    21410.2                   11462.2
                           21099                     11389.7
                           17904.1                   9892.94
                           17437.3                   9673.65
                           18101.2                   10340.2
                           19605.3                   10696.5
12/31/98                   20352.2                   10923.1
                           20694.5                   10847
                           20570                     10643.8
                           21564.1                   11104.9
                           23399.8                   11782.2
                           23726.9                   11492.6
6/30/99                    25404.3                   11939.7
                           27556.5                   12324.9
                           28928                     12541.8
                           29265.6                   12484.8
                           30088.5                   12370.9
                           36175.8                   12815.9
12/31/99                   46071.7                   13688.2
                           46799.6                   13427.3
                           56294.6                   13943.9
                           54788.8                   14005.8
                           46480.7                   13086.1
                           42600.5                   12812.5
6/30/00                    44628                     13590.7
                           43055                     13140.4
                           45583.5                   13516.6
                           41179                     12822.6
                           36797.7                   12046.8
                           33453.5                   11515.9
12/31/00                   33243.8                   11966
                           34910.1                   12188.8
                           32556.3                   11715.2
                           29861.7                   10807.9
                           30388.6                   11515.3
                           31170.4                   11492.1
6/30/01                    29742.8                   11102.3
                           28026.2                   10776.7
                           27907.2                   10747.1
                           23692.2                   9347.86
                           24780                     9727.68
                           25748.7                   10127.6
12/31/01                   26173.6                   10211
                           25714.8                   10026.1
                           25357.8                   10193.9
                           27006.4                   10858.1
                           28179.2                   11084.2
                           28485.1                   11438.9
6/30/02                    27635.3                   10992.8
                           24729                     10053.2
                           23743.2                   9992.95
                           21142.9                   9070.53
                           21414.8                   9275.51
                           22332.6                   9622.17
12/31/02                   22553.5                   9507.62
                           22298.6                   9347.86
                           21533.8                   9181.06
                           21069.1                   9091.63
                           22979.8                   9948.74
                           24941.8                   10796.8
6/30/03                    25777.7                   11199.7
                           26613.6                   11598.7
                           27893.1                   12153.3
                           29087.3                   12709
                           31356.3                   13633.4
                           32089.9                   13881.6
12/31/03                   33574.1                   14738.7


This graph compares the results of $10,000 invested in Wanger International Small Cap on May 3,1995 (the date the Fund began operations) through December 31, 2003 with the Citigroup EMI Global ex-US. Dividends and capital gains are reinvested. The performance data quoted is past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. DUE TO ONGOING MARKET VOLATILITY, PERFORMANCE IS SUBJECT TO SUBSTANTIAL SHORT-TERM FLUCTUATIONS. Wanger International Small Cap is a diversified fund that invests primarily in the stocks of non-U.S. companies with capitalizations of less than $2 billion. Smaller company stocks are often more volatile or less liquid than the stocks of larger companies. Investments in foreign securities have special risks, including political or economic instability, higher costs, different regulations, accounting standards, trading practices and levels of information and currency exchange rate fluctuations.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.


--------------------------------------------------------------------------------
RESULTS TO DECEMBER 31, 2003

                              4th quarter   1 year
WANGER INTERNATIONAL
  SMALL CAP                        15.43%   48.86%
Citigroup EMI Global ex-US         15.97    55.02
MSCI EAFE                          17.08    38.59
Lipper International
  Small Cap Funds Index            14.77    55.10

NAV AS OF 12/31/03: $19.68

The Citigroup EMI Global ex-US is an index of the bottom 20% of institutionally investable capital of developed and emerging countries, selected by the index sponsor, outside the United States. MSCI EAFE is Morgan Stanley's Europe, Australasia and Far East Index, an index of companies throughout the world in proportion to world stock market capitalization, excluding the U.S. and Canada. Lipper Indexes include the largest funds tracked by Lipper, Inc. in the named category. The Lipper International Small Cap Funds Index is made up of the 10 largest non-U.S. funds investing in small-cap companies. All indexes are unmanaged and returns include reinvested dividends. It is not possible to invest directly in an index.

Performance numbers reflect all Fund expenses but do not include any insurance charge imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Portfolio holdings will vary in the future.


--------------------------------------------------------------------------------
TOP 5 COUNTRIES

As a % of net assets, as of 12/31/03
United Kingdom                                15.7%
France                                         8.1
Netherlands                                    7.2
Ireland                                        6.8
Germany                                        6.7


--------------------------------------------------------------------------------
TOP 10 HOLDINGS
As a % of net assets, as of 12/31/03

1. Anglo Irish Bank     1.9%
Corporate Lending & Private
Banking - Ireland

2. Amplifon             1.8%
Hearing Aid Retailer - Italy

3. Grafton Group        1.4%
Builders, Wholesalers &
DIY Retailing - Ireland

4. Central European
Distribution            1.3%
Spirits & Wine
Distribution - Poland

5. International
Greetings               1.2%
Private Label Greeting
Products - United Kingdom

6. United Services
Group                   1.2%
Temporary Staffing
Services - Netherlands

7. ASE Test             1.2%
Semiconductor Packaging
& Test Services - Taiwan

8. French Connection    1.2%
Clothing Wholesaler &
Retailer - United Kingdom

9. Global Bio-Chem
Technology Group        1.2%
Corn-based Food
Products - Hong Kong

10. Aalberts Industries 1.2%
Flow Control & Heat
Treatment - Netherlands

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
Logo: Squirrel
PERFORMANCE REVIEW     WANGER TWENTY


Wanger Twenty returned 30.73% in 2003, trailing the S&P MidCap 400's 35.62% return but beating the S&P 500's 28.68% gain. While we are pleased with the Fund's absolute result, we are disappointed that Wanger Twenty underperformed since it was leading its primary benchmark through the first three quarters of the year.

Electronic Arts gained 96% in 2003, as sales and earnings consistently beat expectations. Guidant, the Fund's largest position, returned 93% as investors came to appreciate the company's fast growing defibrillator business as well as its potential growth making drug-eluting stents. (A drug-eluting stent is a little wire-mesh tube that keeps an artery open after an angioplasty procedure.)

On the downside, First Health Group, one of the Fund's biggest positions, fell 20% for the year as the company lowered its sales and earnings for 2004 due to increased competition in the managed-care industry. We believe the long-term outlook remains sound and we have added to the Fund's position in First Health.

Most other losses for the year were relatively small in position size or percentages. In fact, all losses combined contributed to just a 3.43% drop for the Fund. Perhaps the biggest detractor to performance was the conservative nature of Wanger Twenty; only five of the Fund's stocks were up 70% or more. While the market has rewarded the Fund's more conservative stance in the past, highly speculative stocks had the most impressive gains in 2003 and Wanger Twenty did not keep pace. Furthermore, as the market has bounced back, we have seen few opportunities to buy such stocks at prices that fairly compensate us for the risks incurred.

I am justifiably proud of the terrific efforts put forth by our investment team in 2003. My thanks to Ralph Wanger, Chuck McQuaid, Rob Mohn, Ben Andrews, Susie Hultquist, Harold Lichtenstein, Grant McKay, Rob Chalupnik, Todd Griesbach, David Frank, and John Emerson for their invaluable contributions. I am also grateful to Shelley Maish and Mike Olah for providing Herculean efforts in trading throughout the year. Finally, thank you for your continued support as a Wanger Twenty shareholder.

Wanger Twenty is a non-diversified fund. The performance of each of its holdings will have a greater impact on the Fund's total return, and may make the Fund's returns more volatile than a more diversified fund. Mid-cap stocks tend to be more volatile and may be less liquid than the stocks of larger companies.

As of 12/31/03, the Fund's positions in the holdings mentioned were: Electronic Arts, 3.7%; Guidant, 8.5%; First Health Group, 6.5%.


Photo of: JOHN H. PARK


JOHN H. PARK
Portfolio Manager

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
VALUE OF A $10,000 INVESTMENT IN      TOTAL RETURN FOR EACH PERIOD,
WANGER TWENTY                         FEBRUARY 1, 1999 THROUGH DECEMBER 31, 2003


     AVERAGE ANNUAL TOTAL RETURN
-------------------------------------
  1 year    3 years    Life of fund
  30.73%     9.63%        14.39%


LINE CHART:
                           WANGER                    S&P
                           TWENTY                    MIDCAP 400
2/1/99                     10000                     10000
2/28/99                    9750                      9476.42
                           10530                     9741.15
                           12150                     10509.5
                           12220                     10555.1
6/30/99                    12530                     11120.2
                           12510                     10883.9
                           11420                     10510.9
                           11410                     10186.3
                           12250                     10705.4
                           12510                     11267.2
12/31/99                   13430                     11936.9
                           13090                     11600.7
                           13100                     12412.6
                           13696.7                   13451.5
                           13049.5                   12981.8
                           12694.5                   12819.8
6/30/00                    13822                     13008.1
                           13404.4                   13213.6
                           14782.4                   14688.9
                           15064.3                   14588.3
                           15126.9                   14093.6
                           13748.9                   13029.8
12/31/00                   14698.9                   14026.6
                           15231.3                   14339
                           14312.6                   13520.7
                           13790.7                   12515.5
                           14761.5                   13896.1
                           15555                     14219.7
6/30/01                    15220.9                   14162.3
                           15053.9                   13951.4
                           14427.5                   13495
                           13592.3                   11816.4
                           13895.1                   12339.1
                           15387.9                   13257
12/31/01                   16035.2                   13941.9
                           15763.8                   13869.5
                           15398.4                   13886.5
                           15920.3                   14879.2
                           15043.4                   14809.6
                           15481.9                   14559.9
6/30/02                    15210.5                   13494.2
                           14302.2                   12187.1
                           14698.9                   12248.4
                           13978.6                   11261.6
                           14813.8                   11749.6
                           15450.6                   12429.3
12/31/02                   14813.8                   11918.6
                           14709.4                   11570.2
                           14751.1                   11294.7
                           15022.5                   11389.9
                           15889                     12216.9
                           16786.8                   13229.3
6/30/03                    17277.5                   13398
                           17997.8                   13873.3
                           18718.2                   14502.6
                           18311                     14280.6
                           19083.5                   15360.4
                           18979.1                   15895.6
12/31/03                   19365.4                   16163.8


This graph compares the results of $10,000 invested in Wanger Twenty on February 1, 1999 (the date the Fund began operations) through December 31, 2003, to the S&P MidCap 400 Index, with dividends and capital gains reinvested. The performance data quoted is past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. DUE TO ONGOING MARKET VOLATILITY, PERFORMANCE IS SUBJECT TO SUBSTANTIAL SHORT-TERM FLUCTUATIONS. Part of the performance shown is due to the Fund's purchase of securities in IPOs. The impact of IPO purchases declines as a Fund grows large. Wanger Twenty is a non-diversified fund that invests primarily in the stocks of medium- to larger-size U.S. companies. Each stock may represent a significant part of its overall portfolio. The performance of each of these larger holdings will have a greater impact on Wanger Twenty's total return and may make the fund's returns more volatile than a more diversified fund. Mid-cap stocks are more volatile and may be less liquid than large-cap stocks. Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

--------------------------------------------------------------------------------
RESULTS TO DECEMBER 31, 2003

                              4th quarter   1 year
WANGER TWENTY                       5.76%   30.73%
S&P MidCap 400                     13.19    35.62
S&P 500                            12.18    28.68
Lipper Mid-Cap Growth
  Funds Index                      10.98    35.42

NAV AS OF 12/31/03: $18.55

The S&P MidCap 400 is a market value-weighted index of 400 U.S. stocks that are in the next tier down from the S&P 500. The S&P 500 is a broad market-weighted average of blue-chip U.S. companies. The Lipper Mid-Cap Growth Funds Index measures the performance of the 30 largest mid-cap growth funds tracked by Lipper. All indexes are unmanaged and include reinvested dividends. It is not possible to invest directly in an index.

Performance numbers reflect all Fund expenses but do not include any insurance charge imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Portfolio holdings will vary in the future.


--------------------------------------------------------------------------------
TOP 5 INDUSTRIES
As a % of net assets, as of 12/31/03
Information                                   29.2%
Consumer Goods/Services                       27.6
Health Care                                   19.1
Finance                                       12.9
Industrial Goods/Services                      3.8


--------------------------------------------------------------------------------
TOP 10 HOLDINGS
As a % of net assets, as of 12/31/03

1. Guidant              8.5%
Stents, Defibrillators &
Other Cardiac Medical Devices

2. First Health Group   6.5%
PPO Network

3. Interpublic Group    5.7%
Advertising

4. Synopsys             4.8%
Software for Designing
Semiconductor Chips

5. International Game
Technology              4.4%
Slot Machines &
Progressive Jackpots

6. TCF Financial        4.3%
Great Lakes Bank

7. Expeditors International
of Washington           3.8%
International Freight Forwarder

8. PeopleSoft           3.7%
HR, ERP, CRM & Supply
Chain Software

9. Weight Watchers      3.7%
Weight Loss Program

10. Electronic Arts     3.7%
Entertainment Software

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
Logo: Squirrel
PERFORMANCE REVIEW     WANGER FOREIGN FORTY


After three years of posting dreary results, the international markets rose sharply in 2003. Wanger Foreign Forty finished the year up 41.24% vs. a 49.65% gain for the benchmark Citigroup World ex-US Cap Range $2-10B Index and a 38.59% return for the large-cap MSCI EAFE Index. In the fourth quarter, the Fund gained 16.85%, outperforming the benchmark return of 15.81% and nearing the MSCI EAFE gain of 17.08%. Market interest in Japan and in more speculative stocks in general cooled in the fourth quarter, benefiting the Fund's relative return. But the Fund's more conservative stance toward Japan and higher-risk stocks dampened annual performance. Still, we believe an annual return of over 40%, achieved without speculative maneuvering, should delight most shareholders.

Three of the Fund's top performers during the year were banks offering niche services. Anglo Irish Bank, the Fund's largest holding, finished up 125% in the Fund for the year. The corporate lending environment in the United Kingdom remained robust and Anglo Irish Bank continued to benefit. Ireland's Depfa Bank, a provider of public-sector financing, finished the year up 158%. Another banking winner in Wanger Foreign Forty was DNB Holding, a full-service commercial bank in Norway. Shares finished up 51% for the year.

Problem stocks for the year included Kaba Holding, a maker of building security systems in Switzerland, down 26%. We sold the position due to weakness in its U.S. business. Oriental Land, a Disney theme park operator in Japan, was down 28% when we sold out of the position. Bad weather combined with less foot traffic took its toll on park revenues and eventually the share price. Orix, a leasing and financial services provider in Japan, was down 30%. We sold out of the position before year-end.


Mid-cap stocks tend to be more volatile and may be less liquid than the stocks of larger companies. Investments in foreign securities have special risks, including political or economic instability, higher costs, different regulations, accounting standards, trading practices and levels of information, and currency exchange rate fluctuations.

As of 12/31/03, the Fund's positions in the holdings mentioned were: Anglo Irish Bank, 5.9%; Depfa Bank, 3.0%; DNB Holding, 3.5%; Kaba Holding, 0.0%; Oriental Land, 0.0%; Orix, 0.0%.


Photo of: TODD M. NARTER
Photo of: CHRISTOPHER J. OLSON


TODD M. NARTER
Co-Portfolio Manager

CHRISTOPHER J. OLSON
Co-Portfolio Manager

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
VALUE OF A $10,000 INVESTMENT IN      TOTAL RETURN FOR EACH PERIOD,
WANGER FOREIGN FORTY                  FEBRUARY 1, 1999 THROUGH DECEMBER 31, 2003


     AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  1 year    3 years    Life of fund
  41.24%    -4.24%         9.88%

LINE CHART:
                           WANGER                    CITIGROUP
                           FOREIGN                   WORLD
                           FORTY                     EX-US $2-10B
2/1/99                     10000                     10000
2/28/99                    10020                     9749.77
                           10190                     10135.2
                           10620                     10700.9
                           10480                     10249.1
6/30/99                    11350                     10623.5
                           11650                     11020.5
                           11800                     11144.4
                           11650                     11183.3
                           12160                     11188.5
                           14530                     11507.9
12/31/99                   18390                     12387.9
                           17890                     11789.1
                           21580                     11940.8
                           20853                     12298.7
                           20915.8                   11806
                           19303.7                   11615.9
6/30/00                    20193.5                   12231.9
                           19816.6                   11836.4
                           20863.4                   12208.1
                           19827.1                   11802.4
                           19356                     11436.7
                           17042.5                   11096.1
12/31/00                   18099.8                   11637.7
                           18884.9                   11579.9
                           16812.2                   11159.3
                           14664.2                   10288.7
                           15748.3                   11048.3
                           15702.7                   10953.9
6/30/01                    15052.2                   10668.9
                           14333.2                   10401.2
                           14082.2                   10306.9
                           11811.2                   9109.73
                           12404.6                   9475.62
                           12941                     9814.29
12/31/01                   13283.4                   9835.46
                           12655.7                   9545.09
                           12495.9                   9690.43
                           12918.2                   10244.8
                           13237.7                   10432.4
                           13351.8                   10763.9
6/30/02                    12906.8                   10390.2
                           11537.3                   9459.68
                           11731.3                   9437.26
                           10864                     8592.87
                           10898.3                   8746.3
                           11217.8                   9191.66
12/31/02                   11252                     8932.62
                           10704.3                   8708.44
                           10270.6                   8545.54
                           10357.9                   8399.58
                           11343.3                   9141.85
                           12317.2                   9797.43
6/30/03                    12386                     10076.9
                           12603.7                   10481.4
                           13142.2                   11085.7
                           13600.5                   11542.5
                           14528.6                   12433.7
                           14860.9                   12538.3
12/31/03                   15892.1                   13367.3

This graph compares the results of $10,000 invested in Wanger Foreign Forty on February 1, 1999 (the date the Fund began operations) through December 31, 2003, to the Citigroup World ex-US Cap Range $2-10B Index, with dividends and capital gains reinvested. The performance data quoted is past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. DUE TO ONGOING MARKET VOLATILITY, PERFORMANCE IS SUBJECT TO SUBSTANTIAL SHORT-TERM FLUCTUATIONS. Wanger Foreign Forty is a diversified fund that invests in the stocks of medium- to larger-size companies with market capitalizations of $2 to $25 billion. Prior to 2/1/02, Wanger Foreign Forty was a non-diversified fund, meaning that the performance of its holdings would have a greater impact on Wanger Foreign Forty's total return and may make the fund's returns more volatile than a more diversified international fund. Mid-cap stocks are more volatile and may be less liquid than large-cap stocks. Investments in foreign securities have special risks, including political or economic instability, higher costs, different regulations, accounting standards, trading practices and levels of information, and currency exchange rate fluctuations. Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.


--------------------------------------------------------------------------------
RESULTS TO DECEMBER 31, 2003

                              4th quarter   1 year
WANGER FOREIGN FORTY               16.85%   41.24%
Citigroup World ex-US
  Cap Range $2-10B                 15.81    49.65
MSCI EAFE                          17.08    38.59
Lipper International
  Funds Index                      15.45    36.00

NAV AS OF 12/31/03: $13.87

MSCI EAFE is Morgan Stanley's Europe, Australasia and Far East Index, a widely recognized international benchmark that comprises 20 major markets in Europe, Australia and the Far East. The Citigroup World ex-U.S. Cap Range $2-10B is a subset of the broad market, selected by the index sponsor, representing the mid-cap developed market, excluding the U.S. Lipper Indexes include the largest funds tracked by Lipper, Inc. in the named category. The Lipper International Funds Index is made up of the 30 largest non-U.S. funds. All indexes are unmanaged and returns include reinvested dividends. It is not possible to invest directly in an index.

Performance numbers reflect all Fund expenses but do not include any insurance charge imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Portfolio holdings will vary in the future.


--------------------------------------------------------------------------------
TOP 5 COUNTRIES

As a % of net assets, as of 12/31/03
Ireland                                      18.9%
United Kingdom                               17.1
Japan                                         9.2
Switzerland                                   9.0
France                                        8.8


--------------------------------------------------------------------------------
TOP 10 HOLDINGS

As a % of net assets, as of 12/31/03

1. Anglo Irish Bank     5.9%
Corporate Lending & Private
Banking - Ireland

2. Kerry Group          4.2%
Specialty Food Ingredient
Company - Ireland

3. Rhoen-Klinikum       4.2%
Hospital Management - Germany

4. DNB Holding          3.5%
Bank - Norway

5. BG Group             3.4%
Oil & Gas Producer-
United Kingdom

6. Lion Nathan          3.4%
Beer Brewer/
Distributor- Australia

7. Depfa Bank           3.0%
International Public Sector
Finance - Ireland

8. Irish Life
& Permanent             3.0%
Savings Products - Ireland

9. Neopost              3.0%
Postage Meter Machines -
France

10. Grafton Group       2.8%
Builders, Wholesalers &
DIY Retailing - Ireland

                                   Wanger Advisor Trust       2003 Annual Report
--------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES         STATEMENT OF INVESTMENTS DECEMBER 31, 2003



----------------------------------------------------------------------
Number of                                                        Value
Shares

             COMMON STOCKS-93.1%

             INFORMATION-36.5%
----------------------------------------------------------------------
             TELEVISION PROGRAMMING-0.9%

   620,000   Mediacom Communications (b)                    $5,375,400
             Cable Television Franchises

   138,500   Gray Television                                 2,094,120
             Mid Market Affiliated TV Stations
----------------------------------------------------------------------
                                                             7,469,520

----------------------------------------------------------------------
             RADIO-2.4%

   395,900   Salem Communications (b)                       10,736,807
             Radio Stations for Religious Programming

   427,000   Spanish Broadcasting (b)                        4,483,500
             Spanish Language Radio Stations

   130,900   Saga Communications (b)                         2,425,577
             Radio Stations in Small & Mid-sized Cities

   110,000   Cumulus Media, Cl. A (b)                        2,420,000
             Radio Stations in Small Cities
----------------------------------------------------------------------
                                                            20,065,884

----------------------------------------------------------------------
             TELECOMMUNICATIONS/WIRELINE COMMUNICATIONS-1.7%

   368,300   Commonwealth Telephone (b)                     13,903,325
             Rural Phone Franchises & CLEC

----------------------------------------------------------------------
             MOBILE COMMUNICATIONS-4.1%

 1,057,000   Western Wireless (b)                           19,406,520
             Rural Cellular Phone Services

   495,000   Crown Castle International (b)                  5,459,850
             Communication Towers in USA & UK

    86,000   Telephone & Data Systems                        5,379,300
             Cellular & Telephone Services

   351,750   COMARCO (b)                                     3,869,250
             Wireless Network Testing
----------------------------------------------------------------------
                                                            34,114,920

----------------------------------------------------------------------
             TELECOMMUNICATIONS EQUIPMENT-2.1%

   837,800   Aspect Communications (b)                      13,203,728
             Call Center Equipment

   340,000   Andrew (b)                                      3,913,400
             Wireless Infrastructure Equipment

    70,500   Symmetricom (b)                                   513,240
             Network Timing & Synchronization Devices
----------------------------------------------------------------------
                                                            17,630,368



----------------------------------------------------------------------
Number of                                                        Value
Shares

----------------------------------------------------------------------
             BUSINESS INFORMATION/MARKETING SERVICES/
             MARKETING-2.3%

   415,000   Navigant Consulting (b)                        $7,826,900
             Consulting Firm

   153,700   Getty Images (b)                                7,704,981
             Photographs for Publications & Electronic Media

    92,900   Information Holdings (b)                        2,053,090
             Scientific & Medical Publications,
             Patent Information

   200,000   InfoUSA (b)                                     1,484,000
             Business Data for Sales Leads
----------------------------------------------------------------------
                                                            19,068,971

----------------------------------------------------------------------
             BUSINESS/CONSUMER SOFTWARE-12.9%

   657,825   Kronos (b)                                     26,056,448
             Labor Management Solutions

   442,900   Micros Systems (b)                             19,204,144
             Information Systems for Restaurants & Hotels

 1,030,000   JDA Software Group (b)                         17,005,300
             Applications/Software & Services for Retailers

 1,320,000   Novell (b)                                     13,886,400
             Directory, Identity Management & Authorization
             Software

   350,327   PeopleSoft (b)                                  7,987,456
             HR, ERP, CRM & Supply Chain Software

   515,000   Mapics (b)                                      6,741,350
             Mid Market ERP Software

   429,800   MRO Software (b)                                5,785,108
             Enterprise Management Software

   628,200   E.Piphany (b)                                   4,529,322
             CRM Software

   121,800   Group 1 Software (b)                            2,146,116
             Address Verification Software

    90,000   SPSS (b)                                        1,609,200
             Statistical Analysis Software

    34,000   Activision (b)                                    618,800
             Entertainment Software

    24,500   THQ (b)                                           414,295
             Entertainment Software
----------------------------------------------------------------------
                                                           105,983,939

----------------------------------------------------------------------
             INTERNET-0.6%

   505,600   DoubleClick (b)                                 5,167,232
             Internet Advertising & Direct Marketing
             Statistical Data



See accompanying notes to financial statements.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES         STATEMENT OF INVESTMENTS DECEMBER 31, 2003



----------------------------------------------------------------------
Number of                                                        Value
Shares

----------------------------------------------------------------------
             TRANSACTION PROCESSORS-2.0%

   273,440   Global Payments                               $12,884,493
             Credit Card Processor

   176,000   Euronet Worldwide (b)                           3,168,000
             ATM Processor

    21,000   Pegasus Systems (b)                               219,870
             Transaction Processor for Hotel Industry
----------------------------------------------------------------------
                                                            16,272,363

----------------------------------------------------------------------
             COMPUTER HARDWARE/RELATED SYSTEMS-1.7%

   415,800   Seachange International (b)                     6,403,320
             Systems for Video on Demand & Ad Insertion

    29,900   Zebra Technologies (b)                          1,984,463
             Bar Code Printing Hardware, Supplies & Software

    50,000   Avocent (b)                                     1,826,000
             Computer Control Switches

    40,000   Rogers (b)                                      1,764,800
             PCB Laminates & High Performance Foams

    35,000   Applied Films (b)                               1,155,700
             Thin-Film Glass Coating Equipment

   301,205   SensAble Technologies (b)(c)                      560,241
             Sensory Devices for Computer Based Sculpting
----------------------------------------------------------------------
                                                            13,694,524

----------------------------------------------------------------------
             CONTRACT MANUFACTURING-0.5%

   220,000   Plexus (b)                                      3,777,400
             Electronic Manufacturing Services

----------------------------------------------------------------------
             SEMICONDUCTORS/RELATED EQUIPMENT-1.8%

   325,000   Integrated Circuit Systems (b)                  9,259,250
             Silicon Timing Devices

    70,000   Littelfuse (b)                                  2,017,400
             Little Fuses

    68,600   Microsemi (b)                                   1,686,188
             Analog/Mixed Signal Semiconductors

   165,900   IXYS (b)                                        1,551,165
             Power Semiconductors

----------------------------------------------------------------------
                                                            14,514,003



----------------------------------------------------------------------
Number of                                                        Value
Shares

----------------------------------------------------------------------
             INSTRUMENTATION-1.5%

   288,000   Tektronix (b)                                  $9,100,800
             Analytical Instruments

    60,000   Trimble Navigation (b)                          2,234,400
             GPS-Based Instruments

    25,000   Mettler Toledo (b)                              1,055,250
             Laboratory Equipment
----------------------------------------------------------------------
                                                            12,390,450

----------------------------------------------------------------------
             COMPUTER SERVICES-2.0%

   753,000   RCM Technologies (b)(d)                         5,549,610
             Technology Staffing Services

   705,500   AnswerThink Consulting (b)                      3,915,525
             IT Integrator for Fortune 2000

   170,000   Pomeroy Computer Resources (b)                  2,505,800
             Network Integration Services

   137,000   American Management Systems (b)                 2,064,590
             Software Development Services

   149,700   Ciber (b)                                       1,296,402
             Software Services & Staffing

   256,600   Analysts International (b)                        864,742
             Technology Staffing Services
----------------------------------------------------------------------
                                                            16,196,669

----------------------------------------------------------------------
             INFORMATION-TOTAL                             300,249,568

             HEALTH CARE-13.1%
----------------------------------------------------------------------
             BIOTECHNOLOGY/DRUG DELIVERY-2.1%

   540,000   Nektar Therapeutics (b)                         7,349,400
             Pulmonary Drug Delivery

   325,000   Applera Celera Genomics (b)                     4,520,750
             Diagnostics & Drug Development

   278,000   Enzon (b)                                       3,336,000
             Polymer Delivery Technology for Improved Drugs

   250,000   Locus Discovery, Series D. Pfd. (b)(c)          1,000,000
             High Throughput Rational Drug Design

   154,231   SYRRX, Series C (b)(c)                            802,001
             X-Ray Crystallography

    42,000   Myriad Genetics (b)                               540,120
             Gene Discovery & Diagnostic Products

----------------------------------------------------------------------
                                                            17,548,271



See accompanying notes to financial statements.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES         STATEMENT OF INVESTMENTS DECEMBER 31, 2003



----------------------------------------------------------------------
Number of                                                        Value
Shares

----------------------------------------------------------------------
             MEDICAL EQUIPMENT-3.6%

   412,000   Edwards Lifesciences (b)                      $12,392,960
             Heart Valves

   213,600   Visx (b)                                        4,944,840
             Laser Eye Surgery

    93,500   Orthofix International (b)                      4,579,630
             Bone Fixation & Stimulation Devices

    98,500   ICU Medical (b)                                 3,376,580
             Intravenous Therapy Products

   338,000   Novoste (b)                                     1,619,020
             Radiation Catheters for In-Stent Restenosis

    31,300   Diagnostic Products                             1,436,983
             Immunodiagnostic Kits

    35,000   CTI Molecular Imaging                             591,850
             Medical Diagnostic Devices

    25,000   Viasys Healthcare (b)                             515,000
             Respiratory & Neurology Medical Equipment
----------------------------------------------------------------------
                                                            29,456,863

----------------------------------------------------------------------
             MEDICAL SUPPLIES-0.5%

   100,700   Techne (b)                                      3,804,446
             Cytokines, Antibodies, Other Reagents For
             Life Sciences

----------------------------------------------------------------------
             SERVICES-6.9%

   866,000   Lincare Holdings (b)                           26,005,980
             Home Health Care Services

   933,000   First Health Group (b)                         18,156,180
             PPO Network

   481,800   NDCHealth Group                                12,343,716
             Health Claims Processing & Drug Marketing
             Services

    44,000   Medquist (b)                                      706,640
             Medical Transcription Services
----------------------------------------------------------------------
                                                            57,212,516

----------------------------------------------------------------------
             HEALTH CARE-TOTAL                             108,022,096

             CONSUMER GOODS/SERVICES-16.9%
----------------------------------------------------------------------
             RETAIL-5.7%

   270,500   Aeropostale (b)                                 7,417,110
             Mall Based Teen Retailer



----------------------------------------------------------------------
Number of                                                        Value
Shares

----------------------------------------------------------------------
             RETAIL-5.7% (CONT)

   289,150   Christopher & Banks (b)                        $5,647,100
             Specialty Women's Retailer at Moderate
             Price Levels

    99,000   Zale Corp (b)                                   5,266,800
             Specialty Retailer of Jewelry

   145,000   Petco Animal Supplies (b)                       4,415,250
             Pet Supplies & Services

   116,600   Urban Outfitters (b)                            4,320,030
             Eclectic Home & Apparel Retailer

   425,000   Winn Dixie Stores                               4,228,750
             Supermarkets in the Southeast US

   120,750   Hot Topic (b)                                   3,557,295
             Music Inspired Retailer of Apparel,
             Accessories & Gifts

   163,000   Genesco (b)                                     2,466,190
             Multi-Concept Branded Footware Retailer

    50,000   Michaels Stores                                 2,210,000
             Craft & Hobby Specialty Retailer

    50,000   Ann Taylor (b)                                  1,950,000
             Womens Apparel Retailer

    65,000   Abercrombie & Fitch (b)                         1,606,150
             Teen Apparel Retailer

    67,000   Borders (b)                                     1,468,640
             Bookstores

   655,000   Gadzooks (b)(d)                                 1,015,250
             Teen Apparel Retailer

   150,000   Gaiam (b)                                         892,500
             Healthy Living Catalog & E-Commerce

    20,000   Chico's Fas                                       739,000
             Women's Specialty Retail
----------------------------------------------------------------------
                                                            47,200,065

----------------------------------------------------------------------
             APPAREL-2.3%

   485,400   Steven Madden (b)                               9,902,160
             Wholesaler/Retailer of Fashion Footware

   192,000   Coach (b)                                       7,248,000
             Designer & Retailer of Branded Leather Accessories

    59,200   Oxford Industries                               2,005,696
             Branded & Private Label Apparel

----------------------------------------------------------------------
                                                            19,155,856



See accompanying notes to financial statements.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES         STATEMENT OF INVESTMENTS DECEMBER 31, 2003

----------------------------------------------------------------------
Number of                                                        Value
Shares

----------------------------------------------------------------------
             ENTERTAINMENT/LEISURE PRODUCTS-0.8%

    51,300   International Speedway Motors                  $2,291,058
             Largest Motorsport Racetrack Owner & Operator

    90,000   Action Performance                              1,764,000
             Motorsport Collectibles & Merchandising

    50,000   Leapfrog Enterprises (b)                        1,326,500
             Educational Toys

    45,000   Speedway Motors                                 1,301,400
             Motorsport Racetrack Owner & Operator
----------------------------------------------------------------------
                                                             6,682,958

----------------------------------------------------------------------
             CASINOS-0.4%

    75,000   Alliance Gaming (b)                             1,848,750
             Diversified Gaming Company

   107,700   Monarch Casino & Resort (b)                     1,187,931
             Casino/Hotel in Reno
----------------------------------------------------------------------
                                                             3,036,681

----------------------------------------------------------------------
             FURNITURE & TEXTILES-0.6%

   110,000   Herman Miller                                   2,669,700
             Office Furniture

    33,000   Mohawk Industries (b)                           2,327,820
             Carpet & Flooring Manufacturer
----------------------------------------------------------------------
                                                             4,997,520

----------------------------------------------------------------------
             DURABLE GOODS-0.3%

    42,000   American Woodmark                               2,312,100
             Kitchen Cabinets

----------------------------------------------------------------------
             NON-DURABLES-0.3%

    47,000   Scotts Company (b)                              2,780,520
             Consumer Lawn & Garden Products

----------------------------------------------------------------------
             TRAVEL-0.1%

   150,000   LaQuinta (b)                                      961,500
             Owner/Franchiser of Mid-Priced Hotels

----------------------------------------------------------------------
             CONSUMER SERVICES-6.4%

   927,000   ITT Educational Services (b)                   43,541,190
             Post Secondary Degree Programs

   390,000   Coinstar (b)                                    7,043,400
             Owner/Operator of Coin Counting Machines



----------------------------------------------------------------------
Number of                                                        Value
Shares

----------------------------------------------------------------------
             CONSUMER SERVICES-6.4% (CONT)

   101,500   Central Parking                                $1,515,395
             Owner, Operator & Manager of Parking
             Lots & Garages

----------------------------------------------------------------------
                                                            52,099,985

----------------------------------------------------------------------
             CONSUMER GOODS/SERVICES - TOTAL               139,227,185

             FINANCE-10.5%
----------------------------------------------------------------------
             BANKS/SAVINGS & LOANS-2.6%

   158,500   TCF Financial                                   8,138,975
             Great Lakes Bank

    90,000   Downey Financial                                4,437,000
             California Home Lender

   105,500   Chittenden                                      3,549,020
             Vermont & Western Massachusetts Bank

    85,200   Anchor Bancorp Wisconsin                        2,121,480
             Wisconsin Thrift

    53,350   Texas Regional Bancshares                       1,973,950
             TexMex Bank

    34,800   Peoples Bank Bridgeport                         1,134,480
             Connecticut Savings & Loan
----------------------------------------------------------------------
                                                            21,354,905

----------------------------------------------------------------------
             FINANCE COMPANIES-2.7%

 1,135,400   AmeriCredit (b)                                18,086,922
             Auto Lending

   217,100   World Acceptance (b)                            4,322,461
             Personal Loans
----------------------------------------------------------------------
                                                            22,409,383

----------------------------------------------------------------------
             INSURANCE-4.0%

   427,000   HCC Insurance Holdings                         13,578,600
             Aviation Insurance

    39,000   Markel (b)                                      9,886,890
             Specialty Insurance

    92,000   Leucadia National                               4,241,200
             Insurance Holding Company

    97,000   Harleysville Group                              1,929,330
             Commercial & Personal Lines Insurance

    35,000   Philadelphia Consolidated Holding (b)           1,709,050
             Specialty Insurance



See accompanying notes to financial statements.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES         STATEMENT OF INVESTMENTS DECEMBER 31, 2003


----------------------------------------------------------------------
Number of                                                        Value
Shares


----------------------------------------------------------------------
             INSURANCE-4.0% (CONT)

    57,400   United National Group                          $1,014,258
             Specialty Insurance
----------------------------------------------------------------------
                                                            32,359,328

----------------------------------------------------------------------
             MONEY MANAGEMENT-1.2%

   321,000   SEI Investments                                 9,780,870
             Mutual Fund Administration

----------------------------------------------------------------------
             FINANCE - TOTAL                                85,904,486

             INDUSTRIAL GOODS/SERVICES-6.6%
----------------------------------------------------------------------
             INDUSTRIAL GOODS-1.0%

    98,000   Clarcor                                         4,321,800
             Mobile & Industrial Filters

    45,100   Mine Safety Appliances                          3,585,901
             Safety Equipment

    10,300   Intermagnetics General (b)                        228,248
             Superconducting Wire
----------------------------------------------------------------------
                                                             8,135,949

----------------------------------------------------------------------
             MACHINERY-2.0%

   243,000   Esco Technologies (b)                          10,606,950
             Filtration & Test Equipment

    90,000   Ametek                                          4,343,400
             Aerospace/Industrial Instruments

    26,300   Pentair                                         1,201,910
             Pumps, Water Treatment & Tools
----------------------------------------------------------------------
                                                            16,152,260

----------------------------------------------------------------------
             WATER-0.9%

   133,000   Cuno (b)                                        5,988,990
             Filtration & Fluids Clarification

    70,000   Insituform Technologies (b)                     1,155,000
             Water/Sewer Pipe Repair
----------------------------------------------------------------------
                                                             7,143,990

----------------------------------------------------------------------
             STEEL-0.2%

    50,000   Gibraltar Steel                                 1,257,500
             Steel Processing

----------------------------------------------------------------------
             CONSTRUCTION-0.2%

    30,000   Florida Rock Industries                         1,645,500
             Concrete & Aggregates


----------------------------------------------------------------------
Number of                                                        Value
Shares


----------------------------------------------------------------------
             SPECIALTY CHEMICALS & INDUSTRIAL MATERIALS-0.5%
    95,000   Spartech                                       $2,340,800
             Plastics Distribution & Compounding

    70,000   Schulman                                        1,492,400
             Plastics Distribution & Compounding
----------------------------------------------------------------------
                                                             3,833,200

----------------------------------------------------------------------
             INDUSTRIAL DISTRIBUTION-0.3%

   100,000   Nuco2 (b)                                       1,267,000
             Bulk CO2 Gas Distribution to Restaurants

    50,000   Airgas                                          1,074,000
             Industrial Gas Distributor
----------------------------------------------------------------------
                                                             2,341,000

----------------------------------------------------------------------
             LOGISTICS-0.6%

   174,000   Hub Group (b)                                   3,747,960
             Truck & Rail Freight Forwarder

    59,600   Forward Air (b)                                 1,639,000
             Freight Transportation Between Airports
----------------------------------------------------------------------
                                                             5,386,960

----------------------------------------------------------------------
             OTHER INDUSTRIAL SERVICES-0.9%

   412,100   Insurance Auto Auctions (b)                     5,377,905
             Auto Salvage Services

   125,000   Clark/Bardes Consulting (b)                     2,405,000
             Executive Compensation & Benefits Consulting
----------------------------------------------------------------------
                                                             7,782,905

----------------------------------------------------------------------
             INDUSTRIAL GOODS/SERVICES-TOTAL                53,679,264

             ENERGY/MINERALS-7.4%
----------------------------------------------------------------------
             OIL/GAS PRODUCERS-2.4%

   148,000   Western Gas                                     6,993,000
             Oil Producer & Coal Seam Gas Producer

   265,000   Ultra Petroleum (b)                             6,524,300
             Natural Gas Producer

   108,400   Southwestern Energy (b)                         2,590,760
             Oil & Gas Exploration/Production

    75,000   Quicksilver (b)                                 2,422,500
             Natural Gas & Coal Seam Gas Producer

    40,000   Evergreen Resources (b)                         1,300,400
             Coal Seam Gas Producer
----------------------------------------------------------------------
                                                            19,830,960

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES         STATEMENT OF INVESTMENTS DECEMBER 31, 2003



----------------------------------------------------------------------
Number of                                                        Value
Shares

----------------------------------------------------------------------
             OIL SERVICES-3.0%

   490,700   FMC Technologies (b)                          $11,433,310
             Deep Water Oil & Gas Well Head Manufacturer

 1,195,600   Newpark Resources (b)                           5,726,924
             Oilfield Fluid Management & Equipment Rental

   105,000   Carbo Ceramics                                  5,381,250
             Natural Gas Well Stimulants

   205,000   Key Energy Services (b)                         2,113,550
             Oil & Gas Well Workover Services
----------------------------------------------------------------------
                                                            24,655,034

----------------------------------------------------------------------
             DISTRIBUTION/MARKETING/REFINING-2.0%

   236,000   Equitable Resources                            10,129,120
             Natural Gas Utility & Producer

   168,000   Atmos Energy                                    4,082,400
             Natural Gas Utility

    80,000   Oneok                                           1,766,400
             Natural Gas Utility, Marketing & Processing

   115,000   Aquila (b)(c)                                     809,600
             Electric Utility Holding Company
----------------------------------------------------------------------
                                                            16,787,520

----------------------------------------------------------------------
             ENERGY/MINERALS-TOTAL                          61,273,514

             OTHER INDUSTRIES-2.1%
----------------------------------------------------------------------
             REAL ESTATE-1.5%

   152,000   Chelsea Property Group                          8,331,120
             Outlet Malls

    47,000   The Rouse Company                               2,209,000
             Regional Shopping Malls

   100,000   Crescent Real Estate Equities                   1,713,000
             Class A Office Buildings

    25,000   Highland Hospitality (b)                          272,500
             Hotel Real Estate Investment Trust
----------------------------------------------------------------------
                                                            12,525,620

----------------------------------------------------------------------
             REGULATED UTILITIES-0.6%

   250,000   Northeast Utilities                             5,042,500
             Regulated Electric Utility

----------------------------------------------------------------------
             OTHER INDUSTRIES-TOTAL                         17,568,120

TOTAL COMMON STOCKS (COST: $505,313,202)-93.1%             765,924,233
----------------------------------------------------------------------



----------------------------------------------------------------------
Principal                                                        Value
Amount


SHORT-TERM OBLIGATIONS-7.0%
-----------------------------------------------------------------------
$25,000,000  Sara Lee, 1.14% due 01/06/04                  $24,996,042
 32,479,000  Repurchase agreement with State
             Street Bank & Trust Co, dated 12/31/03,
             due 01/02/04 at 0.85%, collateralized by
             Federal National Mortgage Association Notes,
             maturing 08/15/04, market value $33,128,869
             (repurchase proceeds $32,480,534)              32,479,000
-----------------------------------------------------------------------
(AMORTIZED COST: $57,475,042)                               57,475,042

TOTAL INVESTMENTS (COST: $562,788,244)-100.1% (a)          823,399,275
-----------------------------------------------------------------------


CASH AND OTHER ASSETS LESS LIABILITIES-(0.1%)                 (740,780)
-----------------------------------------------------------------------


TOTAL NET ASSETS-100%                                     $822,658,495
======================================================================

     NOTES TO STATEMENT OF INVESTMENTS:

(a) At December 31, 2003, cost for federal income tax purposes is $563,020,398. The net unrealized appreciation was $260,378,877 consisting of gross unrealized appreciation of $286,819,477 and gross unrealized depreciation of $26,440,600.

(b)  Non-income producing security.

(c) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At December 31, 2003, these securities amounted to $3,171,842 which represents 0.4% of net assets.

     Additional information on these securities is as follows:

                         Acquisition
   Security                  Date             Shares       Cost         Value
--------------------------------------------------------------------------------
   Aquila               10/25-11/14/01        115,000   $2,433,066   $  809,600
   Locus Discovery,
      Series D. Pfd.          09/05/01        250,000    1,000,000    1,000,000
   SensAble
      Technologies            04/04/00        301,205    1,000,000      560,241
   SYRRX, Series C            01/04/01        154,231    1,002,502      802,001
                                                        ----------   ----------
                                                        $5,435,568   $3,171,842
                                                        ==========   ==========

(d) At December 31, 2003, the Fund held the following percentages of the outstanding voting shares of the companies listed below:
        Gadzooks              7.15%
        RCM Technologies      7.07%

     The aggregate cost and value of these companies at December 31, 2003, was $4,124,000 and $3,869,000, respectively. Investments in affiliated companies represent 0.47% of total net assets at December 31, 2003. The change in unrealized gain in these companies amounted to $2,276,000 during the period ended December 31, 2003. There was no other investment activity during the period.



See accompanying notes to financial statements.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP        STATEMENT OF INVESTMENTS DECEMBER 31, 2003



----------------------------------------------------------------------
Number of                                                        Value
Shares

             COMMON STOCKS-94.8%

             EUROPE-67.1%
----------------------------------------------------------------------
             GERMANY/AUSTRIA-8.2%

    75,000   Rhoen-Klinikum                                 $3,874,345
             Hospital Management

    28,600   Mayr Melnhof (Austria)                          3,434,096
             Cartonboard & Packaging

   100,000   GFK                                             2,875,207
             Market Research Services

   383,000   Takkt                                           2,847,110
             Mail Order Retailer of Office & Warehouse
             Durables

    43,574   Beru                                            2,838,386
             Auto Parts & Electronics

   200,000   Deutsche Beteiligung                            2,724,013
             Private Equity

    95,000   Wienerberger (Austria)                          2,535,146
             Bricks & Clay Roofing Tiles

   118,000   Hugo Boss Designs                               2,371,353
             Fashion Apparel

    95,000   DIS - Deutscher Industrie Services              2,215,560
             Temporary Employment

    90,000   Zapf Creation                                   2,169,257
             Toy Manufacturer

    36,850   Rational                                        2,089,777
             Commercial Oven Manufacturer

    50,000   Kali & Salz                                     1,370,826
             Potash Products, Fertilizers, Salt & Waste
             Management
----------------------------------------------------------------------
                                                            31,345,076

----------------------------------------------------------------------
             DENMARK-0.5%

    17,500   Kobenhavns Lufthavne                            2,049,000
             Copenhagen Airport Manager

----------------------------------------------------------------------
             NORWAY-1.7%

   190,000   Ekornes                                         3,505,851
             Niche Furniture Manufacturer

   460,000   Tomra Systems                                   2,767,177
             Reverse Vending Machines
----------------------------------------------------------------------
                                                             6,273,028

----------------------------------------------------------------------
             FINLAND-2.2%

   412,200   Sponda                                          3,432,914
             Office & Warehouse Property Company



----------------------------------------------------------------------
Number of                                                        Value
Shares

----------------------------------------------------------------------
             FINLAND-2.2% (CONT)

    73,000   Amer Group                                     $3,159,389
             Branded Sporting Goods

    64,600   Jaakko Poyry                                    1,774,363
             Engineering Consultants in Forestry & Energy
----------------------------------------------------------------------
                                                             8,366,666

----------------------------------------------------------------------
             SWEDEN-3.2%

   157,500   Hexagon                                         4,291,792
             Diversified Engineering

   271,000   Nobia                                           2,825,742
             Kitchen Interiors Manufacturing & Distribution

   366,000   Intrum Justitia (b)                             1,933,600
             Receivables Management & Debt Collection

    70,000   Munters                                         1,693,360
             Moisture & Humidity Control

    52,000   Castellum                                       1,229,007
             Office, Warehouse & Retail Property Company

    66,500   Biotage (b)                                       108,171
             Discovery Chemistry (Microwaves & Purification)
----------------------------------------------------------------------
                                                            12,081,672

----------------------------------------------------------------------
             FRANCE/BELGIUM-8.6%

   110,000   Rubis                                           4,222,976
             Tank Storage & LPG Supplier

    48,409   Camaieu                                         3,751,066
             Women's Apparel Retailer

    40,000   Algeco                                          3,434,625
             Modular Construction

    41,000   Bacou Dalloz (b)                                3,202,794
             Safety Equipment

    15,000   Imerys                                          3,154,286
             Industrial Minerals Producer

   120,000   Fininfo                                         2,825,817
             Data Feeds for French Banks & Brokers

    50,000   Neopost                                         2,519,901
             Postage Meter Machines

    30,000   Vallourec                                       2,494,702
             Seamless Tubes

    50,000   Norbert Dentressangle                           2,056,239
             Transport



See accompanying notes to financial statements.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP        STATEMENT OF INVESTMENTS DECEMBER 31, 2003



----------------------------------------------------------------------
Number of                                                        Value
Shares

----------------------------------------------------------------------
             FRANCE/BELGIUM-8.6% (CONT)

    60,100   Omega Pharma (Belgium)                         $1,908,220
             OTC Products,Pharmacy & Dental Supplies

    20,000   Bonduelle                                       1,825,668
             Producer of Canned, Frozen & Fresh Vegetables

   145,000   Cerep (b)                                       1,498,081
             Health Care

----------------------------------------------------------------------
                                                            32,894,375

----------------------------------------------------------------------
             GREECE-1.1%

   218,000   Intralot                                        4,251,879
             Lottery & Gaming Systems & Services

----------------------------------------------------------------------
             UNITED KINGDOM/IRELAND-22.5%

   450,000   Anglo Irish Bank (Ireland)                      7,092,891
             Corporate Lending & Private Banking

   800,000   Grafton Group (Ireland)                         5,513,543
             Builders, Wholesalers & DIY Retailing

   900,000   International Greetings                         4,723,246
             Private Label Greeting Products

   750,000   French Connection                               4,428,043
             Clothing Wholesaler & Retailer

   225,000   Kerry Group (Ireland)                           4,223,984
             Specialty Food Ingredient Company

   450,000   Business Post Group                             4,144,889
             UK Parcel & Express Mail Service

   790,000   Care UK                                         4,075,451
             Nursing Home & Psychiatric Care Facilities

   825,000   Expro International                             3,976,202
             Offshore Oil Field Services

   750,000   Hit Entertainment                               3,942,732
             Children's Television Shows

 1,450,000   RPS Group                                       3,811,308
             Environmental Consulting

   650,000   Kensington                                      3,799,928
             Non-Conforming Mortgage Company

    30,000   Depfa Bank (Ireland)                            3,783,631
             International Public Sector Finance

   200,000   Irish Life & Permanent (Ireland)                3,225,473
             Savings Products



----------------------------------------------------------------------
Number of                                                        Value
Shares

----------------------------------------------------------------------
             UNITED KINGDOM/IRELAND-22.5% (CONT)

   650,000   Charles Taylor Group                           $3,063,148
             Insurance

   640,000   Bloomsbury Publishing                           2,976,037
             Publishing

 1,800,000   Tullow Oil (b)                                  2,755,227
             Oil & Gas Producer

   130,000   Cobham                                          2,708,101
             Aerospace

   314,000   Spectris                                        2,386,355
             Electronic Instruments & Controls

   700,000   Metal Bulletin                                  2,311,641
             Publisher - Metals, Derivatives & Hedge
             Fund Journals

   180,000   Jurys Doyle Hotel (Ireland)                     2,199,874
             Hotel Group

   561,500   Nestor Healthcare Group                         2,064,751
             Healthcare Staffing Company

   200,000   Jardine Lloyd Thompson                          1,883,229
             Business Insurance Broker

   210,000   Burberry                                        1,370,116
             Apparel Retailer

   400,000   TDG Group                                       1,353,069
             Logistics & Storage Company

    70,000   Intermediate Capital                            1,319,510
             European Provider of Mezzanine Capital

   325,000   Ricardo                                         1,119,673
             Auto Engine Design

   100,000   McCarthy & Stone                                  922,872
             Builder of Retirement Apartments

    50,000   Topps Tiles                                       506,508
             Retail Tile Company
----------------------------------------------------------------------
                                                            85,681,432

----------------------------------------------------------------------
             SWITZERLAND-3.6%

     6,500   Geberit International                           3,194,052
             Plumbing Supplies

     8,000   BKW Energie                                     3,097,066
             Electric Utility

     8,000   Hiestand Holding                                2,780,247
             Bakery Goods



See accompanying notes to financial statements.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP        STATEMENT OF INVESTMENTS DECEMBER 31, 2003



----------------------------------------------------------------------
Number of                                                        Value
Shares

----------------------------------------------------------------------
             SWITZERLAND-3.6% (CONT)

    12,700   Kaba Holdings                                  $2,566,071
             Building Security Systems

     5,000   Sika                                            2,157,925
             Chemicals for Construction & Industrial
             Application

----------------------------------------------------------------------
                                                            13,795,361

----------------------------------------------------------------------
             ITALY-3.5%

   242,000   Amplifon                                        6,875,676
             Hearing Aid Retailer

   320,000   Granitifiandre                                  2,777,939
             Leading Innovator in the Stoneware Industry

    50,000   Davide Campari                                  2,425,405
             Beverages

   300,000   De Longhi                                       1,254,911
             Consumer Appliances for Heating,
             Air Conditioners & Cooking
----------------------------------------------------------------------
                                                            13,333,931

----------------------------------------------------------------------
             SPAIN-3.1%

   110,000   Gamesa (b)                                      3,615,932
             Wind Turbines

   356,000   Cortefiel                                       3,274,359
             Apparel Retailer

   244,100   Abengoa                                         1,774,586
             Engineering & Construction

    79,200   Zardoya Otis (b)                                1,646,503
             Elevator Maintenance & Service Provider

   100,000   Red Electrica                                   1,637,936
             Spanish Power Grid
----------------------------------------------------------------------
                                                            11,949,316

----------------------------------------------------------------------
             LUXEMBOURG-0.4%

   145,300   SES Global                                      1,464,566
             Satellite Broadcasting Services

----------------------------------------------------------------------
             NETHERLANDS-7.2%

   201,122   United Services Goup                            4,599,278
             Temporary Staffing Services

   170,035   Aalberts Industries                             4,398,258
             Flow Control & Heat Treatment



----------------------------------------------------------------------
Number of                                                        Value
Shares


----------------------------------------------------------------------
             NETHERLANDS-7.2% (CONT)

    96,400   OPG Groep                                      $4,378,605
             Pharmaceutical Wholesaler & Retailer

    69,276   Fugro                                           3,561,201
             Survey & GPS Services

   135,000   IM Tech                                         3,500,520
             Technical Engineering

   106,184   Sligro Food Group                               3,271,082
             Food Service & Wholesaling

    69,135   Hunter Douglas                                  3,232,529
             Decorative Window Coverings

    40,952   Am NV                                             317,841
             Property Developer
----------------------------------------------------------------------
                                                            27,259,314

----------------------------------------------------------------------
             POLAND-1.3%

   152,350   Central European Distribution (b)               4,814,260
             Spirits & Wine Distribution

----------------------------------------------------------------------
             EUROPE-TOTAL                                  255,559,876

             ASIA-19.4%
----------------------------------------------------------------------
             HONG KONG/CHINA-8.2%

 7,128,000   Global Bio-Chem Technology Group                4,406,943
             Corn-Based Food Products

 8,450,000   Ngai Lik Industrial                             3,482,853
             China Based A/V Contract Manufacturer

 1,000,000   Techtronic Industries                           2,769,280
             Power Tool Manufacturer

 6,000,000   Sinotrans (China) (b)                           2,704,878
             Integrated Logistics in China

10,000,000   Vitasoy                                         2,485,912
             Soy Food Brands

 8,000,000   Convenience Retail                              2,318,467
             Exclusive Circle K Franchisee

 3,600,000   Aeon Credit Service                             2,306,875
             Credit Card Issuer

 3,000,000   Hainan Meilan Airport (China) (b)               2,086,621
             Chinese Airport Operator

 5,000,000   Linmark                                         2,044,759
             Apparel/Hard Goods Sourcing Agent



See accompanying notes to financial statements.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP        STATEMENT OF INVESTMENTS DECEMBER 31, 2003



----------------------------------------------------------------------
Number of                                                        Value
Shares


----------------------------------------------------------------------
             HONG KONG/CHINA-8.2% (CONT)

10,000,000   Lerado Group                                   $1,932,056
             Baby Paraphernalia

 4,000,000   Harbin Brewery (China) (b)                      1,610,047
             China Brewery

   890,000   Ports Design (China) (b)                        1,599,163
             High-End Chinese Fashion Design & Retail

 1,185,000   Lianhua Supermarket (China) (b)                 1,251,586
             Chinese Supermarket Chain

   321,100   Clear Media (China) (b)                           206,794
             China's Largest Outdoor Advertiser

----------------------------------------------------------------------
                                                            31,206,234

----------------------------------------------------------------------
             JAPAN-6.1%

    46,000   Sugi Pharmacy                                   3,181,593
             Drugstores

    45,000   ARRK                                            2,910,813
             Prototypes & Molds for New Product Development

   625,000   OMC Card (b)                                    2,537,686
             Credit Card Issuer

   180,000   NIFCO                                           2,259,766
             Molded Plastic Components

    55,000   Eneserve                                        2,207,495
             In-House Power Generators

   197,800   Toyo Technica                                   2,187,828
             Value Added Reseller of Imported Instrumentation

    82,800   Park 24                                         1,897,363
             Parking Lot Operator

    60,000   Drake Beam Morin                                1,545,713
             Employment Outplacement Services

    60,000   Taisei Lamick                                   1,310,496
             Packaging Materials & Machinery

    55,000   Nissin Healthcare Food Service                  1,119,149
             Meal Preparation

    77,000   Daiseki                                         1,051,486
             Waste Disposal & Recycling

     4,000   Bellsystem 24                                     817,660
             Call Centers



----------------------------------------------------------------------
Number of                                                        Value
Shares

----------------------------------------------------------------------
             JAPAN-6.1% (CONT)

     2,000   Kappa Create                                     $168,946
             Sushi Chain Restaurant Operator

----------------------------------------------------------------------
                                                            23,195,994

----------------------------------------------------------------------
             TAIWAN-1.6%

   303,000   ASE Test (b)                                    4,535,910
             Semiconductor Packaging & Test Services

 1,467,300   Phoenixtec Power                                1,720,134
             Uninterruptable Power Supplies
----------------------------------------------------------------------
                                                             6,256,044

----------------------------------------------------------------------
             SOUTH KOREA-1.5%

    55,130   Yuhan                                           3,137,066
             Ethical Drug Producer

   320,000   Samyoung Heat Exchange                          2,562,149
             Power Plant Related Machinery
----------------------------------------------------------------------
                                                             5,699,215

----------------------------------------------------------------------
             INDONESIA-0.3%

 7,000,000   PT Perusahaan Gas Negara (b)                    1,288,216
             Gas Pipeline Operator

----------------------------------------------------------------------
             SINGAPORE-1.1%

 1,700,000   Sembcorp Logistics                              2,002,002
             Logistic Services for Marine Transport

 4,161,427   Comfort Group (b)                               1,997,034
             Taxi Service
----------------------------------------------------------------------
                                                             3,999,036

----------------------------------------------------------------------
             THAILAND-0.6%

2,559,600    Thai Union Frozen Products                      2,067,189
             Canned Tuna Fish

----------------------------------------------------------------------
             ASIA-TOTAL                                     73,711,928



See accompanying notes to financial statements.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP        STATEMENT OF INVESTMENTS DECEMBER 31, 2003



----------------------------------------------------------------------
Number of                                                        Value
Shares


             LATIN AMERICA-1.7%
----------------------------------------------------------------------
             MEXICO-1.4%

   150,000   Grupo Aeroportuario                            $2,640,000
             Mexican Airport Authority

 1,000,000   Consorcio ARA (b)                               2,482,869
             Low/Medium Income House Builder
----------------------------------------------------------------------
                                                             5,122,869

----------------------------------------------------------------------
             CHILE-0.3%

    46,400   CorpBanca (b)                                   1,209,648
             Chile's 3rd Largest Local Bank
----------------------------------------------------------------------
             LATIN AMERICA-TOTAL                             6,332,517

             OTHER COUNTRIES-6.6%
----------------------------------------------------------------------
             AUSTRALIA/NEW ZEALAND-2.3%

   600,000   Billabong International                         3,221,121
             Surfwear Apparel Manufacturer

    70,000   Perpetual Trustees                              2,245,298
             Investment Management

   600,000   Sky City Entertainment                          1,812,283
             Casino/Entertainment Complex

   500,000   The Warehouse Group (New Zealand)               1,677,311
             Warehouse Club
----------------------------------------------------------------------
                                                             8,956,013

----------------------------------------------------------------------
             CANADA-4.3%

   343,400   Patheon (b)                                     3,092,952
             Pharmaceuticals

   135,000   Corus Entertainment (b)                         2,872,674
             CATV Programming & Radio Stations

   600,000   Fairborne Energy                                2,553,488
             Oil & Gas Producer

 1,000,000   Esprit Exploration (b)                          2,151,120
             Natural Gas Producer

   261,000   VFC                                             1,985,244
             Auto Finance Company

   120,200   Enerflex Systems                                1,878,779
             Natural Gas Compressor



----------------------------------------------------------------------
Number of Shares or                                              Value
Principal Amount

----------------------------------------------------------------------
             CANADA-4.3% (CONT)

   140,000   Shawcor                                        $1,688,861
             Oil & Gas Pipeline Products
----------------------------------------------------------------------
                                                            16,223,118

----------------------------------------------------------------------
             OTHER-TOTAL                                    25,179,131


TOTAL COMMON STOCKS (COST: $273,704,897)-94.8%             360,783,452
----------------------------------------------------------------------

SHORT-TERM OBLIGATIONS-4.7%
----------------------------------------------------------------------
$18,149,000  Repurchase agreement with State
             Street Bank & Trust Co., dated
             12/31/03, due 01/02/04 at 0.85%,
             collateralized by Federal National
             Mortgage Association Notes,
             maturing 08/15/05, market value
             $18,514,895
             (repurchase proceeds $18,149,857)              18,149,000
----------------------------------------------------------------------
(AMORTIZED COST: $18,149,000)                               18,149,000


TOTAL INVESTMENTS (COST: $291,853,897)-99.5% (a)(c)        378,932,452
----------------------------------------------------------------------


CASH AND OTHER ASSETS LESS LIABILITIES-0.5%                  1,793,270
----------------------------------------------------------------------


TOTAL NET ASSETS-100%                                     $380,725,722
======================================================================

     NOTES TO STATEMENT OF INVESTMENTS:

(a) At December 31, 2003, cost for federal income tax purposes is $293,290,437. The net unrealized appreciation was $85,642,015 consisting of gross unrealized appreciation of $96,393,965 and gross unrealized depreciation of $10,751,950.

(b)  Non-income producing security.

(c) On December 31, 2003, The Fund's total investments were denominated in currencies as follows:

                                                          % of Net
     Currency                                Value          Assets
     ---------------------------------------------------------------
      Euro                               $156,904,520        41.2%
      British Pounds                       59,642,035        15.7
      U.S. Dollars                         31,348,818         8.2
      Hong Kong Dollars                    31,206,234         8.2
      Japanese Yen                         23,195,996         6.1
      Other currencies less than
         5% of total net assets            76,634,849        20.1
                                         ------------        ----
                                         $378,932,452        99.5%



See accompanying notes to financial statements.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP       PORTFOLIO DIVERSIFICATION DECEMBER 31, 2003


AT DECEMBER 31, 2003, THE FUND'S PORTFOLIO INVESTMENTS AS A PERCENT OF NET ASSETS WAS DIVERSIFIED AS FOLLOWS:

                                Value      Percent
--------------------------------------------------
INFORMATION TECHNOLOGY
Business Information &
   Marketing Services     $10,329,991         2.7%
Television Programming      6,815,406         1.8
Publishing                  5,287,679         1.4
Instrumentation             4,574,183         1.2
Semiconductors and
   Related Equipment        4,535,910         1.2
Contract Manufacturing      3,482,853         0.9
Computer Hardware and
   Related Equipment        1,720,134         0.4
Satellite Broadcasting
   and Services             1,464,566         0.4
Advertising                   206,794         0.1
--------------------------------------------------
                           38,417,516        10.1

--------------------------------------------------
HEALTHCARE
Services                   13,546,175         3.6
Pharmaceuticals             7,728,099         2.0
Hospital Management         3,874,348         1.0
Medical Equipment             108,171         0.0
--------------------------------------------------
                           25,256,793         6.6

--------------------------------------------------
CONSUMER GOODS/SERVICES
Retail                     28,128,217         7.4
Food                       21,061,025         5.5
Furniture and Textiles     10,070,630         2.6
Apparels                    9,236,396         2.4
Durable Goods               6,862,577         1.8
Non Durable Goods           6,033,742         1.6
Goods Distribution          4,814,260         1.3
Gaming                      4,251,879         1.1
Beverage                    4,035,452         1.1
Consumer Services           3,829,419         1.0
Leisure Products            3,159,389         0.8
Travel                      2,199,874         0.6
Other Entertainment         2,169,257         0.6
Casinos                     1,812,283         0.5
Restaurants                   168,946         0.0
--------------------------------------------------
                          107,833,346        28.3



                                Value      Percent
--------------------------------------------------
FINANCE
Banks                     $12,086,170         3.2%
Finance Companies           9,038,282         2.4
Insurance                   8,171,850         2.1
Money Management            4,969,311         1.3
Credit Cards                2,537,686         0.7
Savings & Loans             2,306,875         0.6
--------------------------------------------------
                           39,110,174        10.3

--------------------------------------------------
INDUSTRIAL GOODS/SERVICES
Other Industrial Services  25,474,125         6.7
Industrial Materials       19,038,074         5.0
Outsourcing & Training
  Services                 11,778,901         3.1
Machinery                  11,585,507         3.0
Conglomerates              10,464,636         2.7
Construction                8,506,958         2.2
Electrical Components       6,324,033         1.7
Industrial Distribution     5,513,543         1.4
Steel                       2,494,702         0.7
Specialty Chemicals         2,157,925         0.6
--------------------------------------------------
                          103,338,404        27.1

--------------------------------------------------
ENERGY/MINERALS

Oil Services               11,105,043         2.9
Oil/Gas Producers           7,459,835         2.0
Oil Refining/Marketing/
  Distribution              5,511,192         1.4
Independent Power           2,207,495         0.6
--------------------------------------------------
                           26,283,565         6.9

--------------------------------------------------
OTHER
Transportation             10,828,891         2.9
Real Estate                 4,979,761         1.3
Regulated Utilities         4,735,002         1.3
--------------------------------------------------
                           20,543,654         5.5

--------------------------------------------------
TOTAL COMMON STOCKS       360,783,452        94.8
--------------------------------------------------
SHORT-TERM OBLIGATIONS     18,149,000         4.7

--------------------------------------------------
TOTAL INVESTMENTS         378,932,452        99.5

--------------------------------------------------
CASH AND OTHER ASSETS
LESS LIABILITIES            1,793,270         0.5
--------------------------------------------------
NET ASSETS               $380,725,722       100.0%

==================================================



See accompanying notes to financial statements.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
WANGER TWENTY                         STATEMENT OF INVESTMENTS DECEMBER 31, 2003



----------------------------------------------------------------------
Number of                                                        Value
Shares

             COMMON STOCKS-92.6%

             INFORMATION-29.2%
----------------------------------------------------------------------
             BUSINESS INFORMATION/ADVERTISING-9.3%

   190,000   Interpublic Group (b)                          $2,964,000
             Advertising

    31,000   Moody's  (b)                                    1,877,050
             Ratings Service for Credit Obligations
----------------------------------------------------------------------
                                                             4,841,050

----------------------------------------------------------------------
             BUSINESS/CONSUMER SOFTWARE-12.2%

    74,000   Synopsys (b)                                    2,498,240
             Software for Designing Semiconductor Chips

    85,000   PeopleSoft (b)                                  1,938,000
             HR, ERP, CRM & Supply Chain Software

    40,000   Electronic Arts (b)                             1,911,200
             Entertainment Software
----------------------------------------------------------------------
                                                             6,347,440

----------------------------------------------------------------------
             GAMING EQUIPMENT-4.4%

    64,000   International Game Technology (b)               2,284,800
             Slot Machines & Progressive Jackpots

----------------------------------------------------------------------
             INSTRUMENTATION-3.3%

    55,000   Tektronix (b)                                   1,738,000
             Analytical Instruments

----------------------------------------------------------------------
             INFORMATION-TOTAL                              15,211,290

             CONSUMER GOODS/SERVICES-27.6%
----------------------------------------------------------------------
             ENTERTAINMENT-2.1%

    24,000   International Speedway Motors                   1,071,840
             Largest Motorsport Racetrack Owner & Operator

----------------------------------------------------------------------
             RETAIL-8.3%

    45,000   Costco (b)                                      1,673,100
             Warehouse Superstores

    71,000   Safeway (b)                                     1,555,610
             Retail Food & Drug Stores

    45,000   Abercrombie & Fitch (b)                         1,111,950
             Teen Apparel Retailer
----------------------------------------------------------------------
                                                             4,340,660



----------------------------------------------------------------------
Number of                                                        Value
Shares

----------------------------------------------------------------------
             CONSUMER SERVICES-3.7%

    50,000   Weight Watchers (b)                            $1,918,500
             Weight Loss Program

----------------------------------------------------------------------
             APPAREL-3.3%

    46,000   Coach (b)                                       1,736,500
             Designer & Retailer of Branded Leather
             Accessories

----------------------------------------------------------------------
             FURNITURE/TEXTILES-6.7%

    78,000   Herman Miller                                   1,893,060
             Office Furniture

    23,000   Mohawk Industries (b)                           1,622,420
             Carpet & Flooring
----------------------------------------------------------------------
                                                             3,515,480

----------------------------------------------------------------------
             LEISURE VEHICLES-3.5%

    38,000   Harley Davidson                                 1,806,140
             Motorcycles & Related Merchandise

----------------------------------------------------------------------
             CONSUMER GOODS/SERVICES-TOTAL                  14,389,120

             HEALTH CARE-19.1%
----------------------------------------------------------------------
             HOSPITAL/LABORATORY SUPPLIES-2.1%

    29,000   Techne (b)                                      1,095,620
             Cytokines, Antibodies, Other Reagents For
             Life Sciences

----------------------------------------------------------------------
             MEDICAL EQUIPMENT-8.5%

    74,000   Guidant (b)                                     4,454,800
             Stents, Defibrillators & Other Cardiac
             Medical Devices

----------------------------------------------------------------------
             SERVICES-8.5%

   175,000   First Health Group (b)                          3,405,500
             PPO Network

    34,000   Lincare Holdings (b)                            1,021,020
             Home Health Care Services
----------------------------------------------------------------------
                                                             4,426,520

----------------------------------------------------------------------
             HEALTH CARE-TOTAL                               9,976,940



See accompanying notes to financial statements.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
WANGER TWENTY                         STATEMENT OF INVESTMENTS DECEMBER 31, 2003



----------------------------------------------------------------------
Number of                                                        Value
Shares

             FINANCE-12.9%
----------------------------------------------------------------------
             MONEY MANAGEMENT-2.0%

    34,000   SEI Investments                                $1,035,980
             Mutual Fund Administration

----------------------------------------------------------------------
             INSURANCE-3.5%

     7,100   Markel (b)                                      1,799,921
             Specialty Insurance

----------------------------------------------------------------------
             BANKS-7.4%

    44,000   TCF Financial                                   2,259,400
             Great Lakes Bank

    38,000   Associated Banc-Corp                            1,620,700
             Midwest Bank
----------------------------------------------------------------------
                                                             3,880,100

----------------------------------------------------------------------
             FINANCE-TOTAL                                   6,716,001

             INDUSTRIAL GOODS/SERVICES-3.8%
----------------------------------------------------------------------
             LOGISTICS-3.8%

    52,000   Expeditors International of Washington          1,958,320
             International Freight Forwarder

----------------------------------------------------------------------


TOTAL COMMON STOCKS (COST: $36,679,841)-92.6%               48,251,671
----------------------------------------------------------------------



----------------------------------------------------------------------
Principal                                                        Value
Amount


SHORT-TERM OBLIGATIONS-7.1%
----------------------------------------------------------------------
$3,700,000   Repurchase agreement with State Street
             Bank & Trust Co., dated 12/31/03 due
             01/02/04 at 0.85%, collateralized by
             Federal National Mortgage Association
              Notes, maturing 08/15/04, market value
             $3,774,575
             (repurchase proceeds $3,700,175)               $3,700,000
----------------------------------------------------------------------
(AMORTIZED COST: $3,700,000)                                 3,700,000


TOTAL INVESTMENTS (COST: $40,379,841)-99.7% (a)             51,951,671
----------------------------------------------------------------------


CASH AND OTHER ASSETS LESS LIABILITIES-0.3%                    160,274
----------------------------------------------------------------------


TOTAL NET ASSETS-100%                                      $52,111,945
======================================================================


     NOTES TO STATEMENT OF INVESTMENTS:

(a) At December 31, 2003, cost for federal income tax purposes is $40,379,843. The net unrealized appreciation was $11,571,828 consisting of gross unrealized appreciation of $12,580,149 and gross unrealized depreciation of $1,008,321.

(b)  Non-income producing security.



See accompanying notes to financial statements.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
WANGER FOREIGN FORTY                  STATEMENT OF INVESTMENTS DECEMBER 31, 2003



----------------------------------------------------------------------
Number of                                                        Value
Shares

             COMMON STOCKS-96.4%

             EUROPE-72.9%
----------------------------------------------------------------------
             GERMANY-5.7%

    20,000   Rhoen-Klinikum                                 $1,121,354
             Hospital Management

     7,400   Deutsche Boerse                                   404,180
             Trading, Clearing & Settlement Services
             for Financial Markets
----------------------------------------------------------------------
                                                             1,525,534

----------------------------------------------------------------------
             NORWAY-5.7%

   142,300   DNB Holding                                       947,813
             Bank

    26,000   Orkla                                             581,158
             Beverages, Packaged Foods and Newspapers
----------------------------------------------------------------------
                                                             1,528,971

----------------------------------------------------------------------
             SWEDEN-1.0%

    32,000   Gambro                                            264,709
             Products & Services for Renal Care

----------------------------------------------------------------------
             FRANCE-8.8%

    16,000   Neopost                                           806,368
             Postage Meter Machines

    14,100   Essilor International                             728,377
             Eyeglass Lenses

    23,000   Euronext                                          581,606
             Trading, Clearing & Settlement Services
             for Financial Markets

     1,200   Imerys                                            252,343
             Industrial Minerals Producer
----------------------------------------------------------------------
                                                             2,368,694

----------------------------------------------------------------------
             UNITED KINGDOM/IRELAND-36.0%

   100,000   Anglo Irish Bank (Ireland)                      1,576,198
             Corporate Lending & Private Banking

    60,000   Kerry Group (Ireland)                           1,126,396
             Specialty Food Ingredient Company

   181,000   BG Group                                          926,473
             Oil & Gas Producer

     6,500   Depfa Bank (Ireland)                              819,787
             International Public Sector Finance

    50,000   Irish Life & Permanent (Ireland)                  806,368
             Savings Products



----------------------------------------------------------------------
Number of                                                        Value
Shares

----------------------------------------------------------------------
             UNITED KINGDOM/IRELAND-36.0% (CONT)

   110,000   Grafton Group (Ireland)                          $758,112
             Builders, Wholesalers & DIY Retailing

   110,000   Compass Group                                     746,151
             International Concession & Contract Caterer

    25,000   Cobham                                            520,789
             Aerospace

    67,000   Bunzl                                             510,386
             Supplier of Business to Business Consumables

    40,000   British Sky Broadcasting (b)                      501,956
             Digital Satelite Broadcasting

    50,000   Smith & Nephew                                    418,818
             Medical Equipment & Supplies

    25,000   Exel                                              329,565
             Global Freight Forwarding

    50,000   Hit Entertainment                                 262,849
             Children's Television Shows

    25,000   Jardine Lloyd Thompson                            235,404
             Business Insurance Broker

    24,000   Burberry                                          156,585
             Apparel Retailer
----------------------------------------------------------------------
                                                             9,695,837

----------------------------------------------------------------------
             SWITZERLAND-9.0%

     5,600   Swatch Group (b)                                  672,109
             Watch & Electronics Manufacturer

     2,500   Schindler (b)                                     610,200
             Elevator Manufacturer & Maintenance

       610   Synthes-Startec                                   603,443
             Products for Orthopedic Surgery

     1,050   Givaudan                                          544,815
             Industrial Fragrances & Flavors

----------------------------------------------------------------------
                                                             2,430,567

----------------------------------------------------------------------
             ITALY-2.2%

    41,600   Autogrill (b)                                     594,374
             Restaurants & Catering for Travelers

----------------------------------------------------------------------
             SPAIN-2.3%

    37,000   Red Electrica                                     606,036
             Spanish Power Grid



See accompanying notes to financial statements.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
WANGER FOREIGN FORTY                  STATEMENT OF INVESTMENTS DECEMBER 31, 2003



----------------------------------------------------------------------
Number of                                                        Value
Shares

----------------------------------------------------------------------
             LUXEMBOURG-2.2%

    18,000   Tenaris (b)                                      $599,760
             Steel Pipe for Oil Wells & Pipelines

----------------------------------------------------------------------
             EUROPE-TOTAL                                   19,614,482

             ASIA-13.6%
----------------------------------------------------------------------
             HONG KONG-1.8%

   100,000   Esprit Holdings                                   332,314
             Global Apparel Brand Manager

    30,000   TVB                                               151,473
             Television Programming & Broadcasting
----------------------------------------------------------------------
                                                               483,787

----------------------------------------------------------------------
             JAPAN-9.2%

     6,200   Hoyo                                              569,450
             Opto-Electrical Components & Eyeglass Lenses

     5,300   Nidec                                             506,081
             Hard Disk Drive Spindle Motor Manufacturer

    24,100   Shimano                                           499,389
             Bicycle Components & Fishing Tackle

     5,000   USS                                               353,759
             Used Car Auctioneer

     9,900   Daito Trust Construction                          293,854
             Apartment Builder

    16,000   Ushio                                             265,683
             Industrial Light Sources

----------------------------------------------------------------------
                                                             2,488,216

----------------------------------------------------------------------
             SINGAPORE-2.6%

    59,400   Venture                                           699,523
             Electronic Contract Manufacturer

----------------------------------------------------------------------
             ASIA-TOTAL                                      3,671,526

             OTHER COUNTRIES-9.9%
----------------------------------------------------------------------
             AUSTRALIA-3.4%

   200,000   Lion Nathan                                       909,564
             Beer Brewer/Distributor

----------------------------------------------------------------------



----------------------------------------------------------------------
Number of Shares                                                 Value
or Principal Amount


----------------------------------------------------------------------
             CANADA-6.5%

    13,300   Talisman Energy                                  $756,619
             Oil & Gas Producer

    25,000   Corus Entertainment (b)                           531,977
             CATV Programming & Radio Stations

    12,500   Power Financial                                   479,069
             Life Insurance & Mutual Funds
----------------------------------------------------------------------
                                                             1,767,665

----------------------------------------------------------------------
             OTHER-TOTAL                                     2,677,229

TOTAL COMMON STOCKS (COST: $19,294,992)-96.4%               25,963,237
----------------------------------------------------------------------


SHORT-TERM OBLIGATIONS-4.2%
----------------------------------------------------------------------
$1,126,000   Repurchase agreement with State Street
             Bank & Trust Co., dated 12/31/03 due
             01/02/04 at 0.85% collateralized by
             Federal National Mortgage Association
             Notes, maturing 08/15/04, market value
             $1,152,904
             (repurchase proceeds $1,126,053)                1,126,000
----------------------------------------------------------------------
(AMORTIZED COST: $1,126,000)                                 1,126,000

TOTAL INVESTMENTS (COST: $20,420,992)-100.6% (a)(c)         27,089,237
----------------------------------------------------------------------


CASH AND OTHER ASSETS LESS LIABILITIES-(0.6%)                 (161,648)
----------------------------------------------------------------------


TOTAL NET ASSETS-100%                                      $26,927,589
======================================================================

     NOTES TO STATEMENT OF INVESTMENTS:

(a) At December 31, 2003, cost for federal income tax purposes is $20,454,420. The net unrealized appreciation was $6,634,817 consisting of gross unrealized appreciation of $6,649,461 and gross unrealized depreciation of $14,644.

(b)  Non-income producing security.

(c) On December 31, 2003, The Fund's total investments were denominated in currencies as follows:

                                                    % of Net
     Currency                           Value         Assets
     ---------------------------------------------------------
      Euros                         $10,181,501        37.8%
      British Pounds                  4,608,976        17.1
      Japanese Yen                    2,488,216         9.2
      Swiss Francs                    2,430,567         9.0
      Canadian Dollars                1,767,664         6.6
      U.S. Dollars                    1,725,760         6.4
      Norwegian Krones                1,528,971         5.7
      Other currencies less than 5%
         of total net assets          2,357,582         8.8
                                    -----------       -----
                                    $27,089,237       100.6%



See accompanying notes to financial statements.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
WANGER FOREIGN FORTY                 PORTFOLIO DIVERSIFICATION DECEMBER 31, 2003


AT DECEMBER 31, 2003, THE FUND'S PORTFOLIO INVESTMENTS AS A PERCENT OF NET ASSETS WAS DIVERSIFIED AS FOLLOWS:


                                Value     Percent
--------------------------------------------------
INFORMATION TECHNOLOGY
Computer Related Hardware
Contract Manufacturing       $699,523         2.6%
Semiconductors &
   Related Equipment          569,450         2.1
Computer Hardware             506,081         1.9
--------------------------------------------------
                            1,775,054         6.6
Media
TV Programming                794,826         3.0
TV Broadcasting               653,429         2.4
--------------------------------------------------
                            1,448,255         5.4
Software and Services
Financial Processors          985,786         3.6
--------------------------------------------------
                              985,786         3.6
--------------------------------------------------
                            4,209,095        15.6

--------------------------------------------------
HEALTHCARE
Medical Equipment           1,750,638         6.5
Hospital Management         1,121,356         4.1
Services                      264,709         1.0
--------------------------------------------------
                            3,136,703        11.6

--------------------------------------------------
CONSUMER GOODS/SERVICES
Food                        1,707,554         6.3
Restaurants                 1,340,525         5.0
Durable Goods               1,171,498         4.3
Beverage                      909,564         3.4
Retail                        488,899         1.8
Consumer Goods Distribution   353,759         1.3
--------------------------------------------------
                            5,971,799        22.1



                                Value     Percent
--------------------------------------------------
FINANCE
Banks                      $3,343,798        12.4%
Insurance                   1,041,772         3.9
Money Management              479,069         1.8
--------------------------------------------------
                            4,864,639        18.1

--------------------------------------------------
INDUSTRIAL GOODS/SERVICES
Industrial Services           939,763         3.6
Machinery                     806,368         3.0
Electrical Components         786,472         2.9
Industrial Distribution       758,112         2.8
Steel                         599,760         2.2
Speciality Chemicals          544,815         2.0
Outsourcing & Training
  Services                    510,386         1.9
Industrial Materials          252,343         0.9
--------------------------------------------------
                            5,198,019        19.3

--------------------------------------------------
ENERGY/MINERALS
Oil/Gas Producers           1,683,092         6.3
--------------------------------------------------
                            1,683,092         6.3

--------------------------------------------------
OTHER
Regulated Utilities           606,036         2.3
Real Estate                   293,854         1.1
--------------------------------------------------
                              899,890         3.4

--------------------------------------------------
TOTAL COMMON STOCKS        25,963,237        96.4
--------------------------------------------------
SHORT-TERM OBLIGATIONS      1,126,000         4.2

--------------------------------------------------
TOTAL INVESTMENTS          27,089,237       100.6

--------------------------------------------------
CASH AND OTHER ASSETS
LESS LIABILITIES             (161,648)       (0.6)
--------------------------------------------------
NET ASSETS                $26,927,589       100.0%

==================================================


See accompanying notes to financial statements.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------




WANGER ADVISORS FUNDS

    > STATEMENTS OF ASSETS AND LIABILITIES

    > STATEMENTS OF OPERATIONS

    > STATEMENTS OF CHANGES IN NET ASSETS

    > FINANCIAL HIGHLIGHTS

    > NOTES TO FINANCIAL STATEMENTS

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                            WANGER          WANGER       WANGER       WANGER
                                                      U.S. SMALLER   INTERNATIONAL       TWENTY      FOREIGN
                                                         COMPANIES       SMALL CAP                     FORTY
============================================================================================================
ASSETS
Investments, at cost                                  $562,788,244    $291,853,897  $40,379,841  $20,420,992
------------------------------------------------------------------------------------------------------------
Investments, at value                                 $823,399,275    $378,932,452  $51,951,671  $27,089,237
Cash                                                           138             908          135          816
Foreign currency (cost: Wanger International
   Small Cap $3,459,646; Wanger Foreign
   Forty $4,180)                                                --       3,487,153           --        4,219
Receivable for:
   Investments sold                                        408,364              --           --           --
   Fund shares sold                                        536,992         202,158      186,627           --
   Dividends and interest                                   88,370         460,597        2,915       61,833
Other assets                                                12,243           4,612          755        7,274
------------------------------------------------------------------------------------------------------------
   Total Assets                                        824,445,382     383,087,880   52,142,103   27,163,379

LIABILITIES
Payable for:
   Investments purchased                                   161,998       1,477,866           --       20,532
   Fund shares repurchased                               1,539,845         814,423        5,284      194,592
   Transfer agent fee                                        1,926           1,750        1,559        1,553
   Custody fee                                                 816          13,481          639          859
   Reports to shareholders                                  31,276          22,606        4,178        3,715
   Legal and audit fee                                      41,543          27,524       13,744       13,095
   Other liabilities                                         9,483           4,508        4,754        1,444
------------------------------------------------------------------------------------------------------------
   Total Liabilities                                     1,786,887       2,362,158       30,158      235,790
------------------------------------------------------------------------------------------------------------
Net Assets                                            $822,658,495    $380,725,722  $52,111,945  $26,927,589
============================================================================================================
COMPOSITION OF NET ASSETS
Paid in capital                                       $597,667,491    $386,980,882  $40,491,855  $27,995,297
Undistributed net investment income                        163,258       2,935,123           --       82,012
Accumulated net realized gain (loss)                   (35,783,285)    (95,693,607)      48,260   (7,821,946)
Net unrealized appreciation on:
   Investments (net of unrealized PFIC gains
     of $614,129 for Wanger International
     Small Cap)                                        260,611,031      86,464,427   11,571,830    6,668,245
   Foreign currency transactions                                --          38,897           --        3,981
------------------------------------------------------------------------------------------------------------
Net Assets                                            $822,658,495    $380,725,722  $52,111,945  $26,927,589
============================================================================================================
Fund shares outstanding                                 31,035,965      19,348,798    2,808,670    1,941,981
============================================================================================================
Net asset value, offering price and redemption
   price per share                                          $26.51          $19.68       $18.55       $13.87
============================================================================================================



See accompanying notes to financial statements.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
                                                            WANGER          WANGER       WANGER       WANGER
                                                      U.S. SMALLER   INTERNATIONAL       TWENTY      FOREIGN
                                                         COMPANIES       SMALL CAP                     FORTY
============================================================================================================
INVESTMENT INCOME:
Dividend income (net of foreign taxes of                $2,521,250      $5,935,367     $162,055     $305,500
   $618,933 for Wanger International Small
   Cap and $27,563 for Wanger Foreign Forty)
Interest income                                            543,276         117,282       22,363       11,658
------------------------------------------------------------------------------------------------------------
   Total investment income                               3,064,526       6,052,649      184,418      317,158

EXPENSES:
Investment advisory fees                                 5,627,621       3,279,805      355,065      172,540
Custody fees                                                24,018         276,825        4,836       34,713
Legal and audit fees                                       178,732          95,299       30,422       25,556
Transfer agent fees                                         22,271          21,697       18,955       18,917
Trustees' fees                                              83,937          40,996        4,803        1,743
Other expenses                                              44,956          56,468       14,942       12,818
------------------------------------------------------------------------------------------------------------
   Total Expenses                                        5,981,535       3,771,090      429,023      266,287
Less custody fees paid indirectly                             (310)            (97)          (1)          (1)
Less expenses reimbursed by Advisor                             --              --           --      (16,227)
------------------------------------------------------------------------------------------------------------
   Net Expenses                                          5,981,225       3,770,993      429,022      250,059
------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                         (2,916,699)      2,281,656     (244,604)      67,099
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   PORTFOLIO POSITIONS:
Net realized gain (loss) on:
   Investments                                          16,030,419      (3,558,065)     562,443     (490,216)
   Foreign currency transactions                                --          43,058           --       15,233
------------------------------------------------------------------------------------------------------------
       Net realized gain (loss)                         16,030,419      (3,515,007)     562,443     (474,983)
============================================================================================================
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                         208,755,524     115,859,238    9,417,172    7,045,112
   Foreign currency transactions                                --           8,112           --        1,302
------------------------------------------------------------------------------------------------------------
       Net change in unrealized appreciation
          (depreciation)                               208,755,524     115,867,350    9,417,172    7,046,414
------------------------------------------------------------------------------------------------------------
       Net Gain                                        224,785,943     112,352,343    9,979,615    6,571,431
------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Operations            $221,869,244    $114,633,999   $9,735,011   $6,638,530
============================================================================================================



See accompanying notes to financial statements.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
                                                       WANGER U.S. SMALLER COMPANIES           WANGER INTERNATIONAL SMALL CAP


                                                        Year ended           Year ended           Year ended           Year ended
INCREASE (DECREASE) IN NET ASSETS                December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
==================================================================================================================================
FROM OPERATIONS:
Net investment income (loss)                           $(2,916,699)         $(2,320,011)          $2,281,656           $1,068,839
   Net realized gain (loss) on investments
      and foreign currency transactions                 16,030,419          (17,795,068)          (3,515,007)         (29,381,289)
   Net change in unrealized appreciation
      (depreciation) on investments and
      foreign currency transactions                    208,755,524          (74,506,422)         115,867,350           (3,856,903)
----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                        221,869,244          (94,621,501)         114,633,999          (32,169,353)


DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        --                   --             (778,511)                  --
----------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                          --                   --             (778,511)                  --

SHARE TRANSACTIONS:
   Subscriptions                                       218,524,438          140,977,765          152,933,800          334,085,769
   Distributions reinvested                                     --                   --              778,511                   --
   Redemptions                                         (89,461,181)         (72,816,413)        (102,925,641)        (316,459,265)
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase from Share Transactions                129,063,257           68,161,352           50,786,670           17,626,504
----------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets             350,932,501          (26,460,149)         164,642,158          (14,542,849)

NET ASSETS:
   Beginning of period                                 471,725,994          498,186,143          216,083,564          230,626,413
----------------------------------------------------------------------------------------------------------------------------------
   End of period                                      $822,658,495         $471,725,994         $380,725,722         $216,083,564
----------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                       $163,258              $13,289           $2,935,123             $774,792
==================================================================================================================================


See accompanying notes to financial statements.


                                       32

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
                                                             WANGER TWENTY                           WANGER FOREIGN FORTY


                                                        Year ended           Year ended            Year ended            Year ended
INCREASE (DECREASE) IN NET ASSETS                December 31, 2003    December 31, 2002     December 31, 2003     December 31, 2002
===================================================================================================================================
FROM OPERATIONS:
Net investment income (loss)                             $(244,604)           $(148,168)              $67,099               $51,954
   Net realized gain (loss) on investments
      and foreign currency transactions                    562,443              726,558              (474,983)           (2,982,769)
   Net change in unrealized appreciation
      (depreciation) on investments and
      foreign currency transactions                      9,417,172           (2,604,955)            7,046,414               635,281
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                          9,735,011           (2,026,565)            6,638,530            (2,295,534)


DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        --                   --               (50,019)                   --
-----------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                          --                   --               (50,019)                   --

SHARE TRANSACTIONS:
   Subscriptions                                        20,698,376           12,257,973            14,037,658            32,503,614
   Distributions reinvested                                     --                   --                50,019                    --
   Redemptions                                          (4,445,362)          (5,536,933)           (7,831,407)          (31,556,395)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase from Share Transactions                 16,253,014            6,721,040             6,256,270               947,219
-----------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets              25,988,025            4,694,475            12,844,781            (1,348,315)

NET ASSETS:
   Beginning of period                                  26,123,920           21,429,445            14,082,808            15,431,123
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                       $52,111,945          $26,123,920           $26,927,589           $14,082,808
-----------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                             --                   --               $82,012               $49,697
===================================================================================================================================


                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES                               FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING                                        Year Ended December 31,
   THROUGHOUT EACH PERIOD                                       2003         2002         2001       2000         1999
======================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                          $18.51       $22.25       $19.99     $24.88       $22.18
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                               (0.11)       (0.10)       (0.04)      0.02         0.03
Net realized and unrealized gain (loss) on investments          8.11        (3.64)        2.31      (1.82)        4.79
----------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                             8.00        (3.74)        2.27      (1.80)        4.82
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                        --           --        (0.01)     (0.03)       --
From net realized capital gains                                   --           --           --      (3.06)       (2.12)
----------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to Shareholders                   --           --        (0.01)     (3.09)       (2.12)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $26.51       $18.51       $22.25     $19.99       $24.88
======================================================================================================================
Total Return (b)                                              43.22%     (16.81)%       11.39%    (8.16)%       25.06%
----------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS:
Expenses                                                       0.99%(c)     1.05%(c)     0.99%      1.00%(c)     1.02%(c)
Net investment income (loss)                                 (0.48)%(c)   (0.47)%(c)   (0.20)%      0.07%(c)     0.14%(c)
Portfolio turnover rate                                          10%          16%          18%        36%          35%
Net assets, end of period (000's)                           $822,658     $471,726     $498,186   $403,306     $390,709


--------------------------------------------------------------------------------

(a) Net investment income (loss) per share was based upon the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions are reinvested.

(c)  The benefits derived from custody fees paid indirectly had no impact.


See accompanying notes to financial statements.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING                                           Year Ended December 31,
   THROUGHOUT EACH PERIOD                                       2003         2002         2001       2000         1999
======================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                          $13.27       $15.40       $28.53     $43.67       $19.62
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                                0.13         0.07         0.02      (0.26)       (0.13)
Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                            6.33        (2.20)       (5.12)     (9.75)       24.52
----------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                             6.46        (2.13)       (5.10)    (10.01)       24.39
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.05)          --           --         --        (0.34)
From net realized gain and unrealized gain reportable
   for federal income taxes                                       --           --        (8.03)     (5.13)         --
----------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to Shareholders                (0.05)          --        (8.03)     (5.13)      (0.34)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $19.68       $13.27       $15.40     $28.53       $43.67
======================================================================================================================
Total Return (b)                                              48.86%     (13.83)%     (21.27)%    (27.84)%     126.37%
----------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS:
Expenses (c)                                                   1.41%        1.47%        1.43%      1.41%        1.49%
Net investment income (loss) (c)                               0.85%        0.46%        0.10%    (0.68)%      (0.49)%
Portfolio turnover rate                                          45%          54%          56%        67%          75%
Net assets, end of period (000's)                           $380,726     $216,084     $230,626   $271,675     $311,331



--------------------------------------------------------------------------------

(a) Net investment income (loss) per share was based upon the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions are reinvested.

(c)  The benefits derived from custody fees paid indirectly had no impact.


See accompanying notes to financial statements.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
WANGER TWENTY                                               FINANCIAL HIGHLIGHTS
                                                                                                            February 1,
                                                                                                                   1999
                                                                                                                through
SELECTED DATA FOR A SHARE OUTSTANDING                                     Year Ended December 31,          December 31,
   THROUGHOUT EACH PERIOD                                       2003         2002         2001        2000         1999
=============================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.19       $15.36       $14.08      $13.43       $10.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)                                        (0.11)       (0.09)       (0.05)      (0.03)       (0.08)
Net realized and unrealized gain (loss) on investments          4.47        (1.08)        1.33        1.23         3.51
-----------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                             4.36        (1.17)        1.28        1.20         3.43
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized capital gains                                   --          --            --       (0.55)          --
-----------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to Shareholders                   --          --            --       (0.55)          --
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                $18.55       $14.19       $15.36      $14.08       $13.43
=============================================================================================================================
Total Return (b)                                              30.73%      (7.62)%        9.09%       9.45%(c)    34.30%(c)(d)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS:
Expenses                                                       1.15%(e)     1.18%(e)     1.33%(e)    1.39%(f)     1.41%(f)(g)
Net investment loss                                          (0.65)%(e)   (0.62)%(e)   (0.34)%(e)  (0.24)%(f)   (0.77)%(f)(g)
Reimbursement                                                     --           --           --       0.21%        0.71%(g)
Portfolio turnover rate                                          21%          45%          76%         86%         113%(g)
Net assets, end of period (000's)                            $52,112      $26,124      $21,429     $12,129       $6,570


--------------------------------------------------------------------------------

(a) Net investment loss per share was based upon the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c) Had the Advisor not reimbursed a portion of its expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from custody fees paid indirectly had no impact.

(f) In accordance with a requirement of the Securities and Exchange Commission, this ratio reflects total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets and net investment income to average daily net assets net of custody fees paid indirectly would have been 1.35% and (0.20%), respectively, for the year ended December 31, 2000 and 1.35% and (0.71%), respectively, for the period ended December 31, 1999.

(g)  Annualized.



See accompanying notes to financial statements.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
WANGER FOREIGN FORTY                                        FINANCIAL HIGHLIGHTS
                                                                                                            February 1,
                                                                                                                   1999
                                                                                                                through
SELECTED DATA FOR A SHARE OUTSTANDING                                     Year Ended December 31,          December 31,
   THROUGHOUT EACH PERIOD                                       2003         2002         2001       2000          1999
=============================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                           $9.86       $11.64       $17.29      $18.39       $10.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                                0.04         0.04        (0.03)      (0.04)       (0.01)
Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                            4.01        (1.82)       (4.46)      (0.10)        8.40
-----------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                             4.05        (1.78)       (4.49)      (0.14)        8.39
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.04)          --        (0.02)      (0.01)          --
From net realized capital gains                                   --           --        (1.14)      (0.95)          --
-----------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to Shareholders                (0.04)          --        (1.16)      (0.96)          --
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                $13.87        $9.86       $11.64      $17.29       $18.39
=============================================================================================================================
Total Return (b)                                              41.24%(c)  (15.29)%(c)  (26.61)%     (1.58)%(c)    83.90%(c)(d)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS:
Expenses                                                       1.45%(e)     1.45%(e)     1.45%(e)    1.45%(e)     1.59%(f)(g)
Net investment income (loss)                                   0.39%(e)     0.35%(e)   (0.20)%(e)  (0.20)%(e)   (0.10)%(f)(g)
Reimbursement                                                  0.09%        0.10%           --       0.23%        1.86%(g)
Portfolio turnover rate                                          59%         113%          72%         96%          91%(g)
Net assets, end of period (000's)                            $26,928      $14,083      $15,431     $15,496       $5,826




--------------------------------------------------------------------------------

(a) Net investment income (loss) per share was based upon the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c) Had the Advisor not reimbursed a portion of expenses, total return would be reduced.

(d)  Not annualized.

(e)  The benefits derived from custody fees paid indirectly had no impact.

(f) In accordance with a requirement of the Securities and Exchange Commission, this ratio reflects total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets and net investment income to average daily net assets net of custody fees paid indirectly would have been 1.45% and 0.04%, respectively, for the period ended December 31, 1999.

(g)  Annualized.


See accompanying notes to financial statements.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS



1. NATURE OF OPERATIONS

Wanger U.S. Smaller Companies, Wanger International Small Cap, Wanger Twenty and Wanger Foreign Forty (the "Funds") are series of Wanger Advisors Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The investment objective of each Fund is to seek long-term growth of capital. The Funds are available only for allocation to certain life insurance company separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts, and may also be offered directly to certain types of pension plans and retirement arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Investments are stated at fair value. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the SEC-approved Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Money market instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximates fair value. Securities for which quotations are not readily available and any other assets are valued as determined in good faith by the Board of Trustees.

REPURCHASE AGREEMENTS

The Funds may engage in repurchase agreement transactions. The Funds, through its custodians, receive delivery of underlying securities collateralizing each repurchase agreement. The Funds' investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSLATIONS

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes amortization of discounts on money market instruments and on long-term debt instruments when required for federal income tax purposes. Money market instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximates fair value. Realized gains and losses from security transactions are reported on an identified cost basis.

   The Funds estimate components of distributions from Real Estate Investment Trusts ("REITS"). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Results of operations for the year reflect a change in estimate of these components using more current tax reporting received from REIT investments. The change in estimate had no impact on each of the Fund's net assets.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

FUND SHARE VALUATION

Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

CUSTODY FEES

Custody fees are reduced based on each Fund's cash balances maintained with the custodian. The amount is disclosed as a reduction of total expenses in the Statement of Operations.

FEDERAL INCOME TAXES

The Funds have complied with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distribute all their taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-date.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS



3. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

   For the year ended December 31, 2003, permanent differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, treatment of passive foreign investment company ("PFIC") gains, REIT adjustments and utilized capital loss carryforwards were identified and reclassified among the components of the Funds' net assets as follows:

                    UNDISTRIBUTED/
                  (OVERDISTRIBUTED)
                   OR (ACCUMULATED)   ACCUMULATED
                    NET INVESTMENT   NET REALIZED       PAID-IN      UNREALIZED
                      INCOME (LOSS)     GAIN/LOSS       CAPITAL    APPRECIATION
                  ----------------- --------------  ------------  --------------
Wanger U.S.
  Smaller
  Companies             $3,066,668        $23,261   $(3,089,929)      $      --
Wanger
  International
  Small Cap                657,186        (43,057)           --        (614,129)
Wanger Twenty              244,604         (1,964)     (242,640)             --
Wanger Foreign
  Forty                     15,235        (15,235)           --              --

   Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

   The tax character of distributions paid during 2003 and 2002 was as follows:

                                       YEARS ENDED DECEMBER 31,
                                    2003                       2002
                          ----------------------------------------------------
                          ORDINARY       LONG-TERM    ORDINARY       LONG-TERM
                            INCOME*   CAPITAL GAIN      INCOME*   CAPITAL GAIN
                          ------------------------    ------------------------
Wanger U.S.
  Smaller
  Companies                $    --             $--         $--             $--
Wanger
International
  Small Cap                778,511              --          --              --
Wanger Twenty                   --              --          --              --
Wanger Foreign
  Forty                     50,019              --          --              --

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

   As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

                        UNDISTRIBUTED   UNDISTRIBUTED
                             ORDINARY       LONG-TERM    NET UNREALIZED
                               INCOME   CAPITAL GAINS      APPRECIATION
                       --------------- ---------------  ----------------
Wanger U.S.
  Smaller
  Companies             $       --            $    --      $260,378,877
Wanger
  International
  Small Cap              2,936,025                 --        86,680,011
Wanger Twenty                   --             48,262        11,571,828
Wanger Foreign
  Forty                     81,951                 --         6,638,860

The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to REITadjustments and deferral of losses from wash sales.

   The following capital loss carryforwards, determined as of December 31, 2003, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                            WANGER         WANGER
                         U.S. SMALLER  INTERNATIONAL
YEAR OF EXPIRATION         COMPANIES     SMALL CAP
                         -----------    -----------
2009                     $23,353,860    $55,963,354
2010                      12,034,012     36,103,588
2011                              --      2,734,494
                         -----------    -----------
Total                    $35,387,872    $94,801,436

                                           WANGER
                             WANGER        FOREIGN
YEAR OF EXPIRATION           TWENTY         FORTY
                         -----------     ----------
2009                             $--     $3,168,366
2010                              --      3,638,146
2011                              --        982,004
                         -----------     ----------
Total                            $--     $7,788,516

   Capital loss carryforwards of $7,876,522 and $512,219 were utilized during the year ended December 31, 2003 for Wanger U.S. Small Companies and Wanger Twenty, respectively.

   Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

   Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2003 for federal income tax purposes, post-October losses were deferred to January 1, 2004 were follows:

Wanger U.S. Smaller Companies           $    --
Wanger International Small Cap           69,759
Wanger Twenty                                --
Wanger Foreign Forty                         --

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS



   Wanger International Small Cap has elected to mark-to-market its investments in PFIC's for federal income tax purposes. Gains and losses relating to PFIC's are treated as ordinary income for federal income tax purposes. A summary of transactions relating to PFIC's is as follows:

                                                            WANGER
                                                        INTERNATIONAL
                                                          SMALL CAP
                                                        -------------
Cumulative unrealized appreciation on
   PFIC's recognized in prior years at
   December 31, 2002                                      $     --
Unrealized appreciation on PFIC's
   recognized for federal income tax
   purposes during 2003                                    614,129
Unrealized appreciation recognized in
   prior years on PFIC's sold during 2003                       --
                                                          --------
Cumulative unrealized appreciation on
   PFIC's carried forward at
   December 31, 2003                                      $614,129
                                                          ========

4. TRANSACTIONS WITH AFFILIATES

Effective October 13, 2003, the Funds' investment advisor changed its name from Liberty Wanger Asset Management, L.P. to Columbia Wanger Asset Management, L.P., ("Columbia WAM") is a wholly-owned subsidiary of Columbia Management Group, Inc., ("Columbia"), which in turn, is a wholly-owned subsidiary of Fleet National Bank, which in turn, is a wholly-owned subsidiary of FleetBoston Financial Corporation, furnishes continuing investment supervision to each Fund and is responsible for overall management of each Fund's business affairs. Each Fund pays Columbia WAM a monthly advisory fee based upon average daily net assets at the following annual rates:

WANGER U.S. SMALLER COMPANIES
Average Daily Net Assets
   For the first $100 million            1.00%
   Next $150 million                      .95%
   In excess of $250 million              .90%

WANGER INTERNATIONAL SMALL CAP
Average Daily Net Assets
   For the first $100 million            1.30%
   Next $150 million                     1.20%
   In excess of $250 million             1.10%

WANGER TWENTY
On average daily net assets               .95%

WANGER FOREIGN FORTY
On average daily net assets              1.00%

   The investment advisory agreement also provides that Columbia WAM will reimburse the Funds to the extent that ordinary operating expenses (computed based on net custodian fees) exceed an annual percentage of average daily net assets.

                                        Year Ended
                                 December 31, 2003
Wanger U.S. Smaller Companies                2.00%
Wanger International Small Cap               2.00%
Wanger Twenty                                1.35%
Wanger Foreign Forty                         1.45%

   Certain officers and trustees of the Trust are also officers of Columbia WAM. The Trust makes no direct payments to its officers and trustees who are affiliated with Columbia WAM. The Fund paid the following trustees' fees and expenses to trustees not affiliated with Columbia WAM:

                                        Year Ended
                                 December 31, 2003
Wanger U.S. Smaller Companies              $83,937
Wanger International Small Cap              40,996
Wanger Twenty                                4,803
Wanger Foreign Forty                         1,743

   Effective October 13, 2003, Liberty Funds Distributor, Inc. changed its name to Columbia Funds Distributor, Inc. ("CFD"), a subsidiary of Columbia, serves as the principal underwriter of the Trust and receives no compensation for its services.

   Effective October 13, 2003, Liberty Funds Services, Inc., changed its name to Columbia Funds Services, Inc. The Transfer Agent is an affiliate of the investment advisor and provides shareholder services to the Fund and receives reimbursement for out-of-pocket expenses.

   During the year ended December 31, 2003, the Funds engaged in purchases and sales transactions with funds that have a common investment advisor (or affiliated investment advisors), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with the provisions of Rule 17a-7 under the Investment Company Act of 1940 and were as follows:

                                 PURCHASES         SALES
--------------------------------------------------------
Wanger U.S. Smaller
   Companies                    $2,838,000      $     --
Wanger International
   Small Cap                     6,278,157       598,691
Wanger Twenty                           --        39,564
Wanger Foreign Forty                    --        67,545

5. BORROWING ARRANGEMENTS

The Trust participates in a $150,000,000 credit facility, which was entered into to facilitate portfolio liquidity. No amounts were borrowed under this facility for the year ended December 31, 2003.

6. FUND SHARE TRANSACTIONS

Proceeds and payments on Fund shares as shown in the statement of changes in net assets are in respect of the following numbers of shares:

WANGER U.S. SMALLER                  Year ended          Year ended
COMPANIES                     December 31, 2003   December 31, 2002

Shares sold                           9,675,283           6,859,016
-------------------------------------------------------------------
Less shares redeemed                  4,118,462           3,775,228
-------------------------------------------------------------------
Net increase in shares outstanding    5,556,821           3,083,788

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS



WANGER INTERNATIONAL                 Year ended          Year ended
SMALL CAP                     December 31, 2003   December 31, 2002

Shares sold                          10,174,171          22,143,427
Shares issued in reinvestment
   of dividend distributions             61,737                  --
-------------------------------------------------------------------
                                     10,235,908          22,143,427
Less shares redeemed                  7,169,275          20,832,143
-------------------------------------------------------------------
Net increase in shares outstanding    3,066,633           1,311,284

WANGER TWENTY                        Year ended          Year ended
                              December 31, 2003   December 31, 2002

Shares sold                           1,249,090             842,336
-------------------------------------------------------------------
Less shares redeemed                    281,941             395,508
-------------------------------------------------------------------
Net increase in shares outstanding      967,149             446,828

WANGER FOREIGN FORTY                 Year ended          Year ended
                              December 31, 2003   December 31, 2002

Shares sold                           1,237,004           3,006,672
Shares issued in reinvestment
   of dividend distributions              5,607                  --
-------------------------------------------------------------------
                                      1,242,611           3,006,672
Less shares redeemed                    728,804           2,904,415
-------------------------------------------------------------------
Net increase in shares outstanding      513,807             102,257

7. INVESTMENT TRANSACTIONS

The aggregate cost of purchases and proceeds from sales other than short-term obligations for the year ended December 31, 2003 were:

                     ----------------------------------------------------------
                           WANGER          WANGER        WANGER          WANGER
                     U.S. SMALLER   INTERNATIONAL        TWENTY   FOREIGN FORTY
                        COMPANIES       SMALL CAP
PURCHASES            $163,890,258    $157,193,818   $20,706,950     $16,400,250
SALES                  54,800,521     114,468,289     7,289,445       9,581,550

8. LEGAL PROCEEDINGS

The Securities and Exchange Commission (the "SEC"), the New York Attorney General and various other regulatory authorities are investigating late trading and market timing in mutual fund shares, and have sent information requests and subpoenas to certain affiliates of Columbia Management Group, Inc. ("CMG") (collectively, "Columbia"). These affiliates include Columbia Funds Distributor, Inc. ("CFD"), the distributor of the Funds' shares, Columbia Management Advisors, Inc. ("CMA"), and Columbia Wanger Asset Management, L.P. ("Columbia WAM"). CMA is the adviser to the Columbia Family of Funds but is not the adviser to the Wanger Advisors Trust Family of Funds. Columbia has not uncovered any instances where Columbia entities were knowingly involved in late trading of mutual fund shares. Columbia has identified a limited number of investors who had informal arrangements for trading of various funds managed by subsidiaries of CMG between 1998 and 2003. A majority of the transactions in connection with these arrangements occurred in one international fund and two domestic funds in the Columbia Family of Funds. The majority of the trading under these arrangements was made by three entities. A substantial majority of the trading had ended by October 2002. None of these arrangements exists today. Information relating to those trading arrangements has been supplied to various regulatory authorities.

   The SEC staff has issued notices to the effect that it has made a preliminary determination to recommend that the SEC bring civil enforcement actions, including injunctive proceedings, against CFD and CMA, alleging that they have violated certain provisions of the federal securities laws. Columbia believes that those allegations are based principally on the trading arrangements referred to above. Columbia WAM has not been named in these notices. CFD and CMA are engaged in discussions with the SEC staff in an effort to reach a satisfactory resolution of these matters. However, there can be no assurance that such a resolution will be reached. Any potential resolution of these matters may include, but not be limited to, sanctions, financial penalties, damages or injunctions regarding CFD or CMA, and structural changes in the conduct of their business.

   Although Columbia does not believe that these regulatory developments, or their resolution, will have a material adverse effect on the Funds, or on the ability of CFD or Columbia WAM to provide services to the Funds, there can be no assurance that these matters or any publicity relating to these matters or other developments resulting from them will not adversely effect sales or redemptions of Fund shares or otherwise effect the Funds.

   Columbia WAM and Columbia Acorn Trust (the "CAT Trust"), another mutual fund family advised by Columbia WAM, are defendants in a lawsuit that seeks certification of a plaintiff class consisting of all persons in the United States who held shares in the series of the CAT Trust designated Columbia Acorn International Fund ("International Fund") for a period of more than 14 days during the five years prior to the filing of the lawsuit. The suit seeks compensatory and punitive damages, as well as interest, costs and attorney's fees. The lawsuit alleges, in summary, that the CAT Trust and Columbia WAM exposed International Fund shareholders to trading by market timers by allegedly
(a) failing to properly evaluate daily whether a significant event affecting the value of International Fund's securities had occurred after foreign markets had closed but before the calculation of the Fund's net asset value ("NAV"); (b) failing to implement International Fund's portfolio valuation and share pricing policies and procedures; (c) allowing portfolio valuation and share policies and procedures that benefited market timers at the expense of long-term shareholders; and (d) failing to know and implement applicable rules and regulations concerning the calculation of NAV.

   Columbia WAM and the CAT Trust also are defendants in a lawsuit that seeks certification of a plaintiff class consisting of all persons in the United States who held shares in International Fund for a period of more than 14 days, without any stated limitation on the duration of the class period. The suit seeks compensatory and punitive damages, as well as interest, costs and attorney's fees. This suit contains allegations and counts similar to those described above, and also includes an additional count under Section 36(a) of the Investment Company Act of 1940.

   Columbia WAM and the CAT Trust, on behalf of International Fund, intend to defend both suits vigorously. Columbia WAM does not believe that the pending actions will have a material adverse affect on its ability to perform under its contracts with the Funds.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Wanger Advisors Trust

We have audited the accompanying statements of assets and liabilities, including the statements of invest ments of Wanger U.S. Smaller Companies, Wanger International Small Cap, Wanger Twenty and the Wanger Foreign Forty portfolios, comprising the Wanger Advisors Trust, as of December 31, 2003, the related statements of operations, changes in net assets, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our respon sibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2003, by cor respon dence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presen tation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respec tive Funds of the Wanger Advisors Trust as of December 31, 2003, the results of their operations and changes in their net assets and financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 6, 2004

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION (Unaudited)


For the fiscal year ended December 31, 2003, the Wanger Twenty Fund designates long-term capital gains of $48,262.

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND MANAGEMENT OF WANGER ADVISORS TRUST

The board of trustees serve indefinite terms of unlimited duration provided that a majority of trustees always has been elected by shareholders. The trustees appoint their own successors, provided that at least two-thirds of the trustees, after such appointment, have been elected by shareholders. Shareholders may remove a trustee, with or without cause, upon the vote of two-thirds of the Trust's outstanding shares at any meeting called for that purpose. A trustee may be removed, with or without cause, upon the vote of a majority of the trustees.

   The names of the trustees and officers of the Trust, the date each was first elected or appointed to office, their principal business occupations and other directorships they have held during at least the last five years, are shown below. Each trustee serves in such capacity for each of the four series of the Trust. Mr. Wanger also serves as a trustee for each of the six series of Columbia Acorn Trust.


NAME, POSITION(S) WITH               YEAR FIRST
 WANGER ADVISORS TRUST               ELECTED OR
      AND AGE AT                   APPOINTED TO       PRINCIPAL OCCUPATION(S) DURING                                   OTHER
    JANUARY 1, 2004                      OFFICE       PAST FIVE YEARS                                                  DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE NOT INTERESTED PERSONS OF WANGER ADVISORS TRUST:

   Jerome L. Duffy, 67,                    2003       Retired since December 31, 1997; prior there to, senior vice     None.
   Trustee                                            president, Kemper Financial Services and treasurer,
                                                      Kemper Funds.

   Fred D. Hasselbring, 62,                           Retail industry, general project development and business        None.
   Trustee                                 1994       computer systems consultant; voice over specialist for
   Lead Independent Trustee                2003       industrial and institutional applications.


   Dr. Kathryn A. Krueger, M.D., 46,       2003       Medical Advisor, Cardiovascular Therapeutic Area, Lilly          None
   Trustee                                            Research Nominee Laboratories (January 2003 to present);
                                                      Medical Director, Cardiovascular Therapeutic Area,
                                                      Lilly Research Laboratories (October 2002 to December 2002);
                                                      Medical Director, Neptune Product Team, Lilly Research
                                                      Laboratories (October 2001 to October 2002); Acting Director
                                                      and Senior Clinical Research Physician, Lilly Research
                                                      Laboratories (April 2001 to September 2001); Senior Clinical
                                                      Research Physician, Lilly Research Laboratories (January
                                                      2000 to March 2001); Clinical Research Physician, Lilly
                                                      Research Laboratories (June 1996 to December 1999).

   Patricia H. Werhane, 68,                1998       Ruffin Professor of Business Ethics, Darden Graduate School      None.
   Trustee                                            of Business Administration, University of Virginia, since 1993;
                                                      Co-Director of the Olsson Center for Applied Ethics, Darden
                                                      Graduate School of Business Administration, University of
                                                      Virginia, since September 2001; and Wicklander Chair of
                                                      Business Ethics and Director of the Institute for Business
                                                      and Professional Ethics, DePaul University (since September
                                                      2003).

TRUSTEES WHO ARE AN INTERESTED PERSON OF WANGER ADVISORS TRUST:

   Ralph Wanger, 69,                       1994       Former president, chief investment officer and portfolio         Columbia
   Trustee                                            manager, Columbia WAM from July 1992 until September 29,         Acorn
                                                      2003; president, Columbia Acorn Trust (April 1992 through        Trust.
                                                      Sept. 30, 2003); president, Wanger Advisors Trust (1994 through
                                                      Sept. 30, 2003); principal, WAM from July 1992 until
                                                      September 29, 2000; president, WAM Ltd. from July 1992 to
                                                      September 29, 2000; president and director, WAM Acquisition
                                                      GP, Inc. since September 29, 2000; director, Wanger
                                                      Investment Company plc.

OFFICERS OF WANGER ADVISORS TRUST:

   J. Kevin Connaughton, 39,               2001       Treasurer of the Columbia Funds and of the Columbia All-Star     None.
   Assistant Treasurer                                Funds since December 2000; vice president of Columbia WAM since
                                                      April 2003 (formerly controller of the Columbia Funds and of the Columbia All-Star Funds from February 1998 to October
                                                      2000); treasurer of the Galaxy Funds since September 2002;
                                                      treasurer, Columbia Management Multi-Strategy Hedge Fund,
                                                      LLC since December, 2002 (formerly vice president of
                                                      Colonial Management Associates from February 1998 to October
                                                      2000 and senior tax manager, Coopers & Lybrand, LLP from
                                                      April 1996 to January 1998).

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------

NAME, POSITION(S) WITH               YEAR FIRST
 WANGER ADVISORS TRUST               ELECTED OR
      AND AGE AT                   APPOINTED TO       PRINCIPAL OCCUPATION(S) DURING                                   OTHER
    JANUARY 1, 2004                      OFFICE       PAST FIVE YEARS                                                  DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF WANGER ADVISORS TRUST (CONTINUED):

   Kenneth A. Kalina, 44,                  1995       Chief financial officer, Columbia WAM since April 2000;          None.
   Assistant Treasurer                                assistant treasurer, Columbia Acorn Trust; fund controller,
                                                      Columbia WAM since September 1995; director, New Americas
                                                      Small Cap Fund.

   Bruce H. Lauer, 46,                     1995       Chief operating officer, Columbia WAM since April 1995;          None.
   Vice President, Secretary                          principal, WAM from January 2000 to September 29, 2000;
   and Treasurer                                      vice president, treasurer and secretary, Columbia Acorn Trust;
                                                      director, Wanger Investment Company plc and New
                                                      Americas Small Cap Fund.

   Charles P. McQuaid, 50,                 1994       Chief investment officer of Columbia WAM since September 30,     Columbia
   President                                          2003; senior vice president of the Trust from 1994 through       Acorn
                                                      September 2003; director of research, Columbia WAM from          Trust.
                                                      July 1992 through December 2003; principal, WAM from July
                                                      1995 to September 29, 2000; trustee and president,
                                                      Columbia Acorn Trust.

   Robert A. Mohn, 42,                     1997       Analyst and portfolio manager, Columbia WAM since August         None.
   Vice President                                     1992; principal, WAM from 1995 to September 29, 2000; vice president, Columbia Acorn Trust.

   Todd Narter, 39,                        2001       Analyst and portfolio manager, Columbia WAM since June 1997;     None.
   Vice President                                     vice president, Columbia Acorn Trust.

   Christopher Olson, 39,                  2001       Analyst and portfolio manager, Columbia WAM since January        None.
   Vice President                                     2001; vice president, Columbia Acorn Trust; prior thereto, director and portfolio strategy analyst with UBS Asset
                                                      Management/Brinson Partners.

   John H. Park, 36,                       1998       Director of domestic research since December 2003; analyst       None.
   Vice President                                     and portfolio manager, Columbia WAM since July 1993; principal,
                                                      WAM from 1998 to September 29, 2000; vice president, Columbia
                                                      Acorn Trust.

   Vincent P. Pietropaolo, 38,             2001       Vice president and counsel, Columbia Funds Group since           None.
   Assistant Secretary                                December 1999; Associate, Morgan Lewis & Bockius,
                                                      October 1998 to December 1999.

   David A. Rozenson, 49,                  2003       Secretary of the Columbia Funds and of the Columbia All-Star     None.
   Chief Legal Officer                                Funds since December 2003; senior counsel, Fleet Boston
                                                      Financial Corporation since January 1996; associate general counsel, Columbia Management Group since November 2002.

   The address for the trustees and officers of the Trust is Columbia Wanger Asset Management, L.P., 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606.

   Wanger's Statement of Additional Information includes additional information about Wanger's trustees and officers. You may obtain a free copy of the Statement of Additional Information, or request any other information and discuss your questions about us, by writing or calling toll-free:

         Columbia Wanger Asset Management, L.P.
         Shareholder Services Group
         227 West Monroe, Suite 3000
         Chicago, IL  60606
         (800) 4-WANGER (800-492-6437)
         www.wanger.com

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------

SPECIAL NOTICE

At a special meeting on November 24, 2003, shareholders of each of the Funds voted to elect trustees to the Wanger Advisors Trust board of trustees. The record date share position of each Fund and the total share position voted of each Fund were respectively: Wanger U.S. Smaller Companies 28,764,581.221 and 28,763,925.742; Wanger International Small Cap 17,734,379.641 and 17,733,328.959; Wanger Twenty 2,516,933.843 and 2,516,933.842; and Wanger
Foreign Forty 1,578,321.547 and 1,578,321.547.

The outcome of the votes were as follows:

The shareholders of the Funds elected the following individuals to serve on the Board of Trustees:

   TRUSTEE                         FOR           WITHHELD         PERCENTAGE FOR
--------------------------------------------------------------------------------
   Jerome L. Duffy          49,143,047.327      1,449,462.763        97.135
--------------------------------------------------------------------------------
   Fred D. Hasselbring      49,140,228.492      1,452,281.598        97.129
--------------------------------------------------------------------------------
   Dr. Kathryn A. Krueger   49,149,175.293      1,443,334.797        97.147
--------------------------------------------------------------------------------
   Ralph Wanger             49,113,156.030      1,479,354.060        97.076
--------------------------------------------------------------------------------
   Patricia H. Werhane      49,162,145.966      1,430,364.124        97.173
--------------------------------------------------------------------------------

                                   Wanger Advisors Trust      2003 Annual Report
--------------------------------------------------------------------------------



                       This page intentionally left blank.

--------------------------------------------------------------------------------
Logo: Squirrel
WANGER ADVISORS TRUST

TRANSFER AGENT,
DIVIDEND DISBURSING AGENT
Columbia Funds Services, Inc.
P.O. Box 8081
Boston, Massachusetts
02266-8081

DISTRIBUTOR
Columbia Funds Distributor, Inc.
One Financial Center
Boston, Massachusetts
02111-2621

INVESTMENT ADVISOR
Columbia Wanger Asset
Management, L.P.
227 West Monroe Street
Suite 3000
Chicago, Illinois 60606
1-800-4-WANGER
(1-800-492-6437)

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Chicago, Illinois

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, Illinois



This report, including the schedules of investments and financial statements, is submitted for the general information of the shareholders of the Wanger Advisors Trust. This report is not authorized for distribution unless preceded or accompanied by a prospectus.

WANGER ADVISORS TRUST




                                                        ANN-02/7309-1203 04/0222

ITEM 2. CODE OF ETHICS.

     (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Jerome L. Duffy, who is a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Duffy is an independent trustee, as defined in paragraph (a)(2) of this item's instructions.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

4(a) Aggregate Audit Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended December 31, 2003 and December 31, 2002 are as follows:

                        2003        2002
                        $78,800     $75,300

Audit Fees include amounts related to the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended December 31, 2003 and December 31, 2002 are as follows:

                        2003        2002
                        $16,000     $8,000

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above. In fiscal year 2003, Audit-Related Fees relate to certain agreed-upon procedures performed for semi-annual shareholder reports. Audit-Related Fees in fiscal year 2002 relate to certain agreed-upon procedures conducted during the conversion of the registrant's accounting system.

The "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. The percentage of Audit-Related services to the registrant that were approved under the "de minimis" exception during the fiscal years ended December 31, 2003 and December 31, 2002 are as follows:

                        2003        2002
                        0%          N/A

The pre-approval requirements for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. During the fiscal year ended December 31, 2003, there were no Audit-Related Fees that were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

The percentage of Audit-Related fees required to be approved under paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during the fiscal years ended December 31, 2003 and December 31, 2002 are as follows:

                        2003        2002
                        0%          N/A

(c) Aggregate Tax Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended December 31, 2003 and December 31, 2002 are as follows:

                        2003        2002
                        $12,100     $10,500

Tax Fees include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning. Tax Fees in both fiscal years 2003 and 2002 relate to the review of annual tax returns.

The "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. The percentage of Tax Fees billed to the registrant that were approved under the "de minimis" exception during the fiscal years ended December 31, 2003 and December 31, 2002 are as follows:

                        2003        2002
                        0%          N/A

The pre-approval requirements for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. During the fiscal year ended December 31, 2003, there were no Tax Fees that were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

The percentage of Tax Fees required to be approved under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during the fiscal years ended December 31, 2003 and December 31, 2002 are as follows:

                        2003        2002
                        0%          N/A

(d) Aggregate All Other Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended December 31, 2003 and December 31, 2002 are as follows:

                        2003        2002
                        $0          $0


All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in (a)-(c) above.

The "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. The percentage of All Other Fees billed to the registrant that were approved under the "de minimis" exception during the fiscal years ended December 31, 2003 and December 31, 2002 are as follows:

                        2003        2002
                        0%          N/A

The pre-approval requirements for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. During the fiscal year ended December 31, 2003, there were no All Other Fees that were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

The percentage of All Other Fees required to be approved under paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during the fiscal years ended December 31, 2003 and December 31, 2002 are as follows:

                        2003        2002
                        0%          N/A

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The policy of the registrant's Audit Committee is to specifically pre-approve
(i) all audit and non-audit (including audit related, tax and all other) services provided by the registrant's independent auditor to the registrant and individual funds (collectively "Fund Services") and (ii) all non-audit services provided by the registrant's independent auditor to the funds' adviser or a control affiliate of the adviser, that relate directly to the funds' operations and financial reporting (collectively "Fund-related Adviser Services"). A "control affiliate" is an entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the funds, and the term "adviser" is deemed to exclude any unaffiliated sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser.

If such Fund Services or Fund-related Adviser Services are required during the period between the Audit Committee's regularly scheduled meetings, the Chairman of the Audit Committee has the authority to pre-approve the service, with reporting to the full Audit Committee at the next regularly scheduled meeting.

The Audit Committee will waive pre-approval of Fund Services or Fund-related Adviser Services provided that the requirements under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are met.

(f) Not applicable.

(g) All non-audit fees billed by the registrant's accountant for services rendered to the registrant for the fiscal years ended December 31, 2003 and December 31, 2002 are disclosed in 4(b)-(d) above.

All non-audit fees billed by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended December 31, 2003 and December 31, 2002 are also disclosed in 4(b)-(d) above. There were no such fees during the last two fiscal years.

(h) The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence. The Audit Committee determined that the provision of such services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                   Wanger Advisors Trust
            -------------------------------------------------------------------


By (Signature and Title)  /s/ Charles P. McQuaid
                        -------------------------------------------------------
                          Charles P. McQuaid, President

Date                                March 4, 2004
    ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Charles P. McQuaid
                        -------------------------------------------------------
                          Charles P. McQuaid, President

Date                                March 4, 2004
    ---------------------------------------------------------------------------


By (Signature and Title)    /s/ Bruce H. Lauer
                        -------------------------------------------------------
                            Bruce H. Lauer, Treasurer

Date                                March 4, 2004
    ---------------------------------------------------------------------------